              As filed with the Securities and Exchange Commission
                              on February 28, 2001

                                         Registration Nos. 33-11905 and 811-5010
                                         ---------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

         Pre-Effective Amendment No.
         Post-Effective Amendment No. 36                                |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT                             |X|
  COMPANY ACT OF 1940
         Amendment No. 37                                               |X|

                              THE HUNTINGTON FUNDS
               (Exact Name of Registrant as Specified in Charter)
                              41 South High Street
                              Columbus, Ohio 43287
                              --------------------
                    (Address of principal executive offices)
                                 1-800-544-8347
                                 --------------
              (Registrant's telephone number, including area code)

                     Name and address of agent for service:
                     --------------------------------------
                                 Ronald J. Corn
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287

                                   Copies to:
                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                              One Franklin Square
                      1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

|X|      immediately upon filing pursuant to paragraph (b)

|_|      on [date] pursuant to paragraph (b)

|_|      60 days after filing pursuant to paragraph (a)(i)

|_|      on [date] pursuant to paragraph (a)(i)

|_|      75 days after filing pursuant to paragraph (a)(ii)

|_|      on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for post-effective amendment No.[ ] filed on [date].

PART A

     Huntington Money Market Fund
     Huntington Ohio Municipal Money Market Fund
     Huntington Florida Tax-Free Fund
     Huntington U.S. Treasury Money Market Fund
     Huntington Growth Fund
     Huntington Income Equity Fund
     Huntington Rotating Index Fund
     Huntington Mortgage Securities Fund
     Huntington Ohio Tax-Free Fund
     Huntington Michigan Tax-Free Fund
     Huntington Fixed Income Securities Fund
     Huntington Intermediate Government Income Fund
     Huntington Short/Intermediate Fixed Income Securities Fund

The information required by Items 1 through 9 for the above-referenced Funds of The Huntington Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 15, 2001.

PART B

     Huntington Money Market Fund
     Huntington Ohio Municipal Money Market Fund
     Huntington Florida Tax-Free Fund
     Huntington U.S. Treasury Money Market Fund
     Huntington Growth Fund
     Huntington Income Equity Fund
     Huntington Rotating Index Fund
     Huntington Mortgage Securities Fund
     Huntington Ohio Tax-Free Fund
     Huntington Michigan Tax-Free Fund
     Huntington Fixed Income Securities Fund
     Huntington Intermediate Government Income Fund
     Huntington Short/Intermediate Fixed Income Securities Fund

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to Part B of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 15, 2001.

                            TRUST SHARES PROSPECTUS

                        Huntington Dividend Capture Fund
                      Huntington International Equity Fund
                        Huntington Mid Corp America Fund
                          Huntington New Economy Fund




                                 MARCH 1, 2001


                            [HUNTINGTON FUNDS LOGO]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete.
                Any representation to the contrary is unlawful.

         HUNTINGTON FUNDS                        TABLE OF CONTENTS

HOW TO READ THIS PROSPECTUS


The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund that you should know before investing. Each Fund also offers Investment A and Investment B Shares, which are offered in a separate prospectus.


Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Huntington Funds.


                                                INTRODUCTION
                                                    3
                                                FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                      [Logo]
                                                    4  Dividend Capture Fund
                                                    7  International Equity Fund
                                                   11  Mid Corp America Fund
                                                   15  New Economy Fund

                                                SHAREHOLDER INFORMATION

                                      [Logo]
                                                   19  Distribution of the Funds
                                                   19  Purchasing Shares
                                                   20  Exchanging Shares
                                                   21  Redeeming Shares
                                                   23  Management of the Trust
                                                   24  Dividends and Distributions
                                                   24  Tax Consequences

                                                INVESTMENT PRACTICES

                                      [Logo]
                                                   25  Investment Practices

                                                ADDITIONAL INVESTMENT PRACTICES AND RISKS

                                      [ICON]
                                                   30  Additional Investment Practices and Risks


 FOR MORE INFORMATION ABOUT THE HUNTINGTON FUNDS, PLEASE SEE THE BACK COVER OF
                                 THE PROSPECTUS


This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made. As of the date of this Prospectus, the Funds are not being offered for sale, other than to existing shareholders, in Delaware, Idaho, Iowa, Mississippi, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Dakota, Puerto Rico, Rhode Island, South Dakota or Vermont.

   INTRODUCTION

   Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

   The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


   AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HUNTINGTON FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.


   Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

   The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  DIVIDEND CAPTURE FUND
   FUND SUMMARY


    Investment Goal                   To seek total return on investment, with dividend income as an important component of that return
    Investment Focus                  U.S. common stocks and covered option positions relative to those stocks
    Principal Investment              Attempts to identify stocks that pay dividends and hedge
    Strategy                          against adverse market swings
    Share Price Volatility            Moderate
    Investor Profile                  Investors seeking capital appreciation with the potential
                                      for higher current income than the average stock fund
    INVESTMENT STRATEGY               The Huntington Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.
                                      To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser
                                      believes are undervalued or out-of-favor. The Adviser
                                      intends to invest in common stock, preferred stock, and
                                      REIT's (real estate investment trusts) which pay high
                                      dividends. The Fund may invest in convertible bonds and
                                      other types of hybrid securities (securities that contain
                                      aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a
                                      short period prior to the ex-dividend date (the interval
                                      between the announcement and the payments of the next
                                      dividend).
                                      The companies in which the Fund invests are generally
                                      mature, middle and large-capitalization U.S. corporations.
                                      In-depth fundamental research (both quantitative and
                                      qualitative) confirms the value characteristics of
                                      individual stocks and evaluates the company's future
                                      prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. Factors considered
                                      will include fundamental factors such as earnings growth,
                                      cash flow, and credit quality to identify the best
                                      companies. The Adviser then uses a qualitative stock
                                      selection model based on earnings expectations and
                                      supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put
                                      and/or call option contracts.
                                      The Adviser typically begins to pare down a position when
                                      the stock has declared an ex-dividend date or is at a
                                      valuation level that, in the Adviser's opinion, leaves
                                      little for investor gain. The Adviser may eliminate a stock from the Fund's portfolio if its long-term fundamentals
                                      become unfavorable.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  DIVIDEND CAPTURE FUND
                                                  CONTINUED


                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk -- The possibility that the Fund's stock
                                           holdings will decline in price because of a broad stock
                                           market decline. Stock markets generally move in cycles,
                                           with periods of rising prices followed by periods of
                                           falling prices. The value of your investment will tend
                                           to increase or decrease in response to these movements.
                                           Investment Style Risk -- The possibility that the securities on which this Fund focuses -- the stocks of undervalued,
                                           dividend-paying companies -- will underperform other
                                           kinds of investments or market averages.
                                           Basis Risk -- Financial instruments such as options or
                                           futures contacts derive their value from an underlying asset such as shares in common stock and price volatility.
                                           This relationship between derivative instruments and
                                           underlying securities is known as the basis. Basis risk
                                           arises when derivative instruments and underlying
                                           securities do not fluctuate to the same degree as
                                           expected based on historical trends or models.
                                           For more information about these risks, please see "Glossary of Investment Risks."


   PERFORMANCE INFORMATION

   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  DIVIDEND CAPTURE FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

                                                                    TRUST SHARES
      SHAREHOLDER FEES                                              ------------
      Maximum Sales Charge (Load) Imposed on Purchase (as a
      percentage of offering price)                                        0%
      Maximum Deferred Sales Charge (Load) (as a percentage of net
      asset value)                                                         0%
      Redemption Fee (as a percentage of amount redeemed, if
      applicable)*                                                         0%


                                                                    TRUST SHARES
      ANNUAL FUND OPERATING EXPENSES                                ------------
      Investment Advisory Fees                                          0.75%
      Distribution and/or Service (12b-1) Fees                          0.00%
      Other Expenses                                                    0.94%
      Total Annual Fund Operating Expenses                              1.69%



   * Does not include any wire transfer fees, if applicable.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                 1 YEAR   3 YEARS
                                 ------   -------
Trust Shares                      $172     $533

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERNATIONAL EQUITY FUND
   FUND SUMMARY


    Investment Goal                   To seek total return on its assets
    Investment Focus                  Equity securities of companies based outside the U.S.
    Principal Investment              Attempts to identify equity securities of companies based
    Strategy                          outside the U.S. with the best potential for superior
                                      long-term investment returns
    Share Price Volatility            High
    Investor Profile                  Investors who want total return, are willing to accept the increased risks of international investing for the
                                      possibility of higher returns, and want exposure to a
                                      diversified portfolio of international stocks
    INVESTMENT STRATEGY               The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and
                                      (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the
                                      largest component of its total return. While there is no
                                      assurance that the Fund will achieve its investment
                                      objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Trustees without
                                      shareholder approval.
                                      The Fund pursues its investment objective by investing at
                                      least 65% of its assets in equity securities of companies
                                      based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection
                                      offers the best potential for superior long-term investment returns. The Adviser uses a "bottom-up" approach to stock
                                      selection and selection of industry and country are
                                      secondary considerations. The Adviser attempts to purchase securities with a mix of growth and value characteristics.
                                      Using its own quantitative process, the Adviser ranks the
                                      potential future performance of select companies. The
                                      Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive
                                      companies. The Adviser reviews such factors as the company's price-to-earnings ratio, enterprise value, organic growth
                                      rates versus growth through acquisition, product niche and its pricing power. The Adviser then evaluates management
                                      quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also
                                      reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends
                                      and potential catalysts for increased growth. Using this
                                      type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERNATIONAL EQUITY FUND
                                                  CONTINUED


                                      The Adviser frequently identifies benchmarks for certain
                                      securities such as price-to-earnings ratios or stock prices.
                                      Once those benchmarks are achieved, the Adviser will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment
                                      opportunities are identified.
                                      With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth
                                      potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and
                                      foreign exchange risk of investing in a particular country.
                                      The Adviser then analyzes companies located in particular
                                      emerging market countries.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may temporarily depart from its principal
                                      investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential
                                      losses and maintain liquidity to meet shareholder
                                      redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount
                                      invested by shareholders.
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk -- The possibility that the Fund's stock
                                           holdings may decline in price because of a broad stock
                                           market decline. Markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                           Investment Style Risk -- The possibility that the securities on which this Fund focuses -- the stocks of foreign
                                           companies -- may underperform other kinds of
                                           investments or the market as a whole.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERNATIONAL EQUITY FUND
                                                  CONTINUED


                                           Currency Risks -- Exchange rates for currencies fluctuate
                                           daily. Foreign securities are normally denominated and
                                           traded in foreign currencies. As a result, the value of
                                           the Fund's foreign investments and the value of its
                                           Shares may be affected favorably or unfavorably by
                                           changes in currency exchange rates relative to the U.S.
                                           dollar. The combination of currency risk and market
                                           risks tends to make securities traded in foreign
                                           markets more volatile than securities traded
                                           exclusively in the U.S. Additionally, the Fund makes
                                           significant investments in securities denominated in
                                           the Euro, the new single currency of the European
                                           Monetary Union (EMU). Therefore, the exchange rate
                                           between the Euro and the U.S. dollar will have a
                                           significant impact on the value of the Fund's
                                           investments.
                                           Foreign Securities Risk -- Investing in foreign markets
                                           involves greater risk than investing in the United States.
                                           Foreign securities may be affected by such factors as
                                           fluctuations in currency exchange rates, incomplete or
                                           inaccurate financial information on companies, social
                                           upheavals and political actions ranging from tax code
                                           changes to governmental collapse. Emerging market
                                           securities may be even more susceptible to these risks.
                                           Custodial Services and Related Investment Costs -- Custodial
                                           services and other costs relating to investment in
                                           international securities markets are generally more
                                           expensive than in the U.S. Such markets have settlement
                                           and clearance procedures that differ from those in the
                                           U.S. In certain markets there have been times when
                                           settlements have been unable to keep pace with the
                                           volume of securities transactions, making it difficult
                                           to conduct such transactions. The inability of the Fund
                                           to make intended securities purchases due to settlement
                                           problems could cause the Fund to miss attractive
                                           investment opportunities. The inability to dispose of a
                                           portfolio security caused by settlement problems could
                                           result either in losses to the Fund due to a subsequent
                                           decline in value of the portfolio security or could
                                           result in possible liability to the Fund. In addition,
                                           security settlement and clearance procedures in some
                                           emerging countries may not fully protect the Fund
                                           against loss or theft of its assets.
                                           For more information about these risks, please see "Glossary of Investment Risks."


   PERFORMANCE INFORMATION

   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERNATIONAL EQUITY FUND
                                                  CONTINUED

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

                                                                    TRUST SHARES
      SHAREHOLDER FEES                                              ------------
      Maximum Sales Charge (Load) Imposed on Purchase (as a
      percentage of offering price)                                        0%
      Maximum Deferred Sales Charge (Load) (as a percentage of net
      asset value)                                                         0%
      Redemption Fee (as a percentage of amount redeemed, if
      applicable)*                                                         0%


                                                                    TRUST SHARES
      ANNUAL FUND OPERATING EXPENSES                                ------------
      Investment Advisory Fees                                          1.00%
      Distribution and/or Service (12b-1) Fees                          0.00%
      Other Expenses                                                    0.79%
      Total Annual Fund Operating Expenses                              1.79%



   * Does not include any wire transfer fees, if applicable.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                 1 YEAR   3 YEARS
                                 ------   -------
Trust Shares                      $182     $563

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MID CORP AMERICA FUND
   FUND SUMMARY


    Investment Goal                   To seek long-term capital appreciation by investing
                                      primarily in equity securities of companies that are either included in the Russell 3000(R) Index or have market
                                      capitalizations within the range of such included companies
    Investment Focus                  Common stocks
    Principal Investment              Attempts to identify companies with outstanding growth
    Strategy                          characteristics
    Share Price Volatility            Moderate to high
    Investor Profile                  Long-term investors seeking capital appreciation



    INVESTMENT STRATEGY               The Huntington Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified
                                      portfolio of securities consisting of common stocks and
                                      securities convertible into common stocks such as
                                      convertible bonds and convertible preferred stocks. To
                                      pursue this goal, the Fund invests primarily in common
                                      stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000(R)
                                      Index. The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000(R)
                                      Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000(R) Index
                                      represents the top 3,000 NASDAQ, NYSE, and AMEX U.S.
                                      domiciled stocks as ranked by their market capitalization.
                                      As of the date of this prospectus, the Russell 3000(R) Index statistics were as follows: the average market
                                      capitalization was approximately $5.108 billion, the median market capitalization was approximately $817 million, and
                                      the smallest company in the Index had an approximate market capitalization of $9 million.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND
                                                  CONTINUED



                                      In managing the Fund's portfolio, the Adviser emphasizes
                                      both growth and value in seeking small cap to mid cap
                                      companies with above-average growth potential or with
                                      temporarily depressed prices. As a result, the Fund will
                                      invest in a blend of both "growth" and "value" stocks.
                                      Factors the Adviser typically considers is selecting
                                      individual securities include fundamental analysis,
                                      valuation techniques, and technical analysis. Fundamental
                                      analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation
                                      techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the
                                      securities. This process will be utilized to identify the
                                      most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing
                                      basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.
                                      The Adviser will apply a top down strategy, industries
                                      weighted relative to the benchmark and the market outlook.
                                      Portfolio optimization programs will be deployed to enhance risk return potential.
                                      The Fund may employ option strategies which utilize puts
                                      and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MID CORP AMERICA FUND
                                                  CONTINUED


                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                      description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                      Risks or consult the SAI.
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk -- The possibility that the Fund's stock
                                           holdings may decline in price because of a broad stock
                                           market decline. Markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                           Investment Style Risk -- The possibility that the market
                                           segment on which this Fund focuses -- value and growth
                                           stocks of primarily small to mid cap companies -- will
                                           underperform other kinds of investments or market
                                           averages.
                                           Small/Mid Cap Stock Risk -- To the extent that the Fund
                                           invests in small cap and mid cap stocks, it takes on
                                           additional risks. Small cap and mid cap stocks tend to
                                           be less liquid and more volatile than large cap stocks.
                                           Smaller companies tend to depend heavily on new
                                           products and/or a few products or services and often
                                           have less experienced management.
                                           For more information about these risks, please see "Glossary of Investment Risks."



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MID CORP AMERICA FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

                                                                    TRUST SHARES
                            SHAREHOLDER FEES                        ------------

      Maximum Sales Charge (Load) Imposed on Purchase (as a
      percentage of offering price)                                        0%
      Maximum Deferred Sales Charge (Load) (as a percentage of net
      asset value)                                                         0%
      Redemption Fee (as a percentage of amount redeemed, if
      applicable)*                                                         0%


                                                                    TRUST SHARES
                     ANNUAL FUND OPERATING EXPENSES                 ------------

      Investment Advisory Fees                                          0.75%
      Distribution and/or Service (12b-1) Fees                          0.00%
      Other Expenses                                                    0.94%
      Total Annual Fund Operating Expenses                              1.69%


   * Does not include any wire transfer fees, if applicable.

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                 1 YEAR   3 YEARS
                                 ------   -------
Trust Shares                      $172     $533

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  NEW ECONOMY FUND
   FUND SUMMARY

    Investment Goal                   To seek capital appreciation by investing primarily in
                                      equity securities of companies engaged in developing
                                      products, processes, or services that provide technological or scientific advances and efficiencies
    Investment Focus                  Common stocks of technology and scientific companies
    Principal Investment              Long-term capital appreciation
    Strategy
    Share Price Volatility            High
    Investor Profile                  Long-term investors seeking capital appreciation
    INVESTMENT STRATEGY               The Huntington New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of
                                      securities consisting of common stocks and securities
                                      convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                      Under normal market conditions, the Fund invests at least
                                      65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific
                                      companies.
                                      "New economy" companies are those that are substantially
                                      engaged in developing products, processes, or services that provide technological or scientific advances. Those
                                      companies may be in any of a variety of industries, such as computer hardware, software, electronic components and
                                      systems, telecommunications, Internet, media information
                                      services companies, biotechnology, robotics, and energy
                                      replacement. They also may include companies in more
                                      traditional industries, such as certain consumer products
                                      retailers, that have extensively used technological or
                                      scientific advances to develop new or to improve products or processes and make them more efficient.
                                      The Fund generally takes a growth approach to selecting
                                      stocks, looking for companies that appear poised to grow
                                      because of new products, technology or management, as well as new companies that are in the developmental stage.
                                      Factors in identifying these companies may include the
                                      quality of management, financial strength, a strong position relative to competitors and a stock price that appears
                                      reasonable relative to its expected growth rate. The Fund
                                      may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies
                                      whose shares are being, or recently have been, offered to
                                      the public for the first time.
                                      The Fund reserves the right to invest up to 35% of total
                                      assets in other securities, such as, corporate bonds and
                                      government securities.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  NEW ECONOMY FUND
                                                  CONTINUED

                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk -- The possibility that the Fund's stock
                                           holdings will decline in price because of a broad stock
                                           market decline. Stock markets generally move in cycles,
                                           with periods of rising prices followed by periods of
                                           falling prices. The value of your investment will tend
                                           to increase or decrease in response to these movements.
                                           Investment Style Risk -- The possibility that the securities on which this Fund focuses -- the stocks of companies
                                           focusing on technological and scientific
                                           advancements -- will underperform other kinds of
                                           investments or market averages. The securities in which
                                           the Fund invests may be more vulnerable than most
                                           stocks to the obsolescence of existing technology,
                                           expired patents, short product cycles, price
                                           competition, market saturation and new market entrants
                                           and may fluctuate in price more widely and rapidly than
                                           the market as a whole. These securities may
                                           underperform other types of stocks or be difficult to
                                           sell when the economy is not robust, during market
                                           downturns, or when technology or scientific stocks are
                                           out of favor.
                                           Growth Stock Risk -- The price of most growth stocks are
                                           based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative
                                           earnings surprises and changes in internal growth
                                           rates. Growth stocks in particular may underperform
                                           during periods when the market favors value stocks.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  NEW ECONOMY FUND
                                                  CONTINUED


                                           Mid/Small Cap Stock Risk -- To the extent that the Fund
                                           invests in small cap and mid cap stocks, it takes on
                                           additional risks. Small cap and mid cap stocks tend to
                                           be less liquid and more volatile than large cap stocks.
                                           Smaller companies tend to depend heavily on new
                                           products and/or a few products or services and often
                                           have less experienced management.
                                           For more information about these risks, please see "Glossary of Investment Risks."



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  NEW ECONOMY FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

                                                                      TRUST SHARES
                            SHAREHOLDER FEES                          ------------

      Maximum Sales Charge (Load) Imposed on Purchase (as a
      percentage of offering price)                                          0%
      Maximum Deferred Sales Charge (Load) (as a percentage of net
      asset value)                                                           0%
      Redemption Fee (as a percentage of amount redeemed, if
      applicable)*                                                           0%


                                                                      TRUST SHARES
                     ANNUAL FUND OPERATING EXPENSES                   ------------

      Investment Advisory Fees                                            0.85%
      Distribution and/or Service (12b-1) Fees                            0.00%
      Other Expenses                                                      0.94%
      Total Annual Fund Operating Expenses                                1.79%



   * Does not include any wire transfer fees, if applicable.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                 1 YEAR   3 YEARS
                                 ------   -------
Trust Shares                      $182     $563

                        [Logo]
 SHAREHOLDER INFORMATION

                                 DISTRIBUTION OF THE FUNDS

   SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, serves as the Distributor of the Funds offered by this Prospectus.
                                 PURCHASING SHARES


   Only Trust Shares are offered by this Prospectus. Trust Shares do not have a sales charge and are not subject to a Distribution and/or Service (12b-1) Fee. Trust Shares are only offered to fiduciary, advisory, agency, and other similar clients of The Huntington National Bank, its affiliates and correspondent banks.


   You may purchase Trust Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

   WHAT SHARES COST

   The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered in this prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

   The Trust calculates net asset value for each of the Funds offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.


   In order to purchase Trust Shares on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day. Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.


   The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

   If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

   HOW TO BUY TRUST SHARES

   1. MINIMUM INVESTMENT REQUIREMENTS:

        - $1,000 for initial investments outside the Systematic Investment
          Program

        - $500 for subsequent investments

        - $50 for initial and subsequent investments through the Systematic Investment Program

   2. CALL

        - Your Huntington Account Administrator

   3. MAKE PAYMENT

        - By check payable to the applicable Huntington Fund-Trust Shares to:


         Huntington Funds

         c/o The Huntington National Bank
         41 South High Street
         Columbus, Ohio 43287

                        [Logo]
 SHAREHOLDER INFORMATION

              (The Trust will treat your order as having been received once payment is converted to federal funds by the Trust's transfer agent)

         OR

        - By federal funds wire to:

         The Huntington National Bank
         ABA 044000024
         Trust Department
         Account Number 01891160404
         Huntington Retail
         Attention: Shareholder Services

         (The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)

         OR

        - Through the Systematic Investment Program

          (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

   Other methods of acceptable payment are discussed in the Statement of Additional Information.

   SYSTEMATIC INVESTMENT PROGRAM

   You may invest on a regular basis in Trust Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412 and invest at least $50 at periodic intervals.

   Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.
                                 EXCHANGING SHARES

   On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Huntington Fund offering such shares. The Trust makes these exchanges at net asset value (determined after the order is considered received).

   In order to exchange Trust Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

   The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

   An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

                        [Logo]
 SHAREHOLDER INFORMATION

   The Statement of Additional Information contains more information about exchanges.

   HOW TO EXCHANGE SHARES

   1.SATISFY THE MINIMUM ACCOUNT BALANCE REQUIREMENTS

        - You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

   2.CALL (You must have completed the appropriate section on your account application)


        - Huntington Funds at (800) 253-0412


        - The Huntington Investment Company at (800) 322-4600

        - Your Huntington Account Administrator

         OR

      WRITE


        - Huntington Funds

          P.O. Box 8526
          Boston, MA 02266

   3. PROVIDE THE REQUIRED INFORMATION

        - Specify that you are exchanging OUT OF Trust Shares of the designated fund.

        - Your account number

        - The name and address on your account

        - The dollar amount or number of shares to be exchanged

        - Name of the Fund into which you wish to make the exchange (exchange
          INTO)

        - Your signature (for written requests)

          (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

                                 REDEEMING SHARES


   You may redeem Trust Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

   The price at which the Trust will redeem a Trust Share will be its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered by this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

   In order to redeem Trust Shares on a particular day, the Trust must receive your request before 10:30 a.m. (Eastern Time) for each of the Funds offered through this prospectus.

   For shareholders who request redemptions prior to the applicable cut-off time for the Fund being redeemed, usually the proceeds will be wired or a check will be mailed on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted

                        [Logo]
 SHAREHOLDER INFORMATION

   to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

   To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

   The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

   REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $1,000

   Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

   HOW TO REDEEM TRUST SHARES

   1. CALL (You must have completed the appropriate section on your account application)


        - Huntington Funds at (800) 253-0412;


        - The Huntington Investment Company at (800) 322-4600; or

        - your Huntington Account Administrator.

         OR

      WRITE


        - Huntington Funds

          P.O. Box 8526
          Boston, MA 02266

   2. PROVIDE THE REQUIRED INFORMATION

        - The name of the Fund from which you wish to redeem shares

        - Your account number

        - The name and address on your account

        - Your bank's wire transfer information (for wire transfers)

        - The dollar amount or number of shares you wish to redeem

        - Your signature (for written requests)

          (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

                        [Logo]
 SHAREHOLDER INFORMATION

   SYSTEMATIC WITHDRAWAL PROGRAM


   You may choose to receive periodic payments from redemptions of Trust Shares, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

                                 MANAGEMENT OF THE TRUST


   The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Huntington National Bank (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.


   INVESTMENT ADVISER


   Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.



   Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $28.6 billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $22.3 billion of assets, and has investment discretion over approximately $8.9 billion of that amount. Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.



   Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds.



   Huntington is entitled to receive the following fees for its services as investment adviser: 0.75% of the average daily net assets of the Dividend Capture Fund, 1.00% of the average daily net assets of the International Equity Fund, 0.75% of the average daily net assets of the Mid Corp America Fund, and 0.85% of the average daily net assets of the New Economy Fund. Huntington is also responsible for providing administration, accounting and custodian services to the Trust. Huntington receives 0.11% of each Fund's average daily net assets for administrative services and 0.03% of each Fund's average daily net assets for accounting services, under its Administration Agreement, and 0.026% of each Fund's average daily net assets for custodian services, under its Custodian Contract. Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.



   INVESTMENT SUB-ADVISER TO THE INTERNATIONAL EQUITY FUND



   Federated Global Investment Management Corp. (FGIM), whose address is 175 Water Street, New York, NY 10038-4965, serves as the sub-adviser to the International Equity Fund pursuant to an investment sub-advisory agreement with Huntington. Under the sub-advisory agreement, FGIM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general

                        [Logo]
 SHAREHOLDER INFORMATION


   supervision of the Huntington Funds' Board of Trustees and Huntington in accordance with the Fund's investment objectives, policies, and restrictions.



   FGIM and its subsidiaries advise approximately 176 mutual funds and separate accounts which totaled approximately $139.5 billion in assets as of December 31, 2000.



   Through its portfolio management team, FGIM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.



   For its sub-advisory services, FGIM will receive 0.65% of the average daily net assets of the Huntington International Equity Fund's first $100 million of assets; 0.50% of average daily net assets of the Fund's next $50 million in assets; and 0.35% of average daily net assets of the Fund over $150 million. This fee will accrue daily and will be paid monthly by Huntington.


                                 DIVIDENDS AND DISTRIBUTIONS


   Each of the Funds offered by this Prospectus declares and pays dividends on investment income monthly. The Funds also make distributions of net capital gains, if any, at least annually.

   DISTRIBUTION OPTIONS

   All dividends and distributions payable to a holder of Trust Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.
                                   TAX CONSEQUENCES

   There are many important tax consequences associated with investment in the Funds offered by this Prospectus. Please read the summary below and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

   FEDERAL INCOME TAXES


   Each of the Funds offered by this Prospectus intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. Distributions of income, whether or not they are reinvested in Fund shares, will generally be subject to federal income tax for taxable shareholders. For all of the Funds offered by this Prospectus, capital gains distributions may be subject to federal taxation. The rate at which you may be taxed can vary depending on the length of time a Fund holds a security.



   An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges, or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

                    [ICON]
 INVESTMENT PRACTICES

                              INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

                    FUND NAME                                      FUND CODE
                    ---------                                      ---------
                    Dividend Capture Fund                              1
                    International Equity Fund                          2
                    Mid Corp America Fund                              3
                    New Economy Fund                                   4


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    INSTRUMENT
    ASSET-BACKED SECURITIES:  Securities backed by company            4             Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or assets.                                         Regulatory

    BANKERS' ACCEPTANCES:  Bills of exchange or time drafts          1-4               Credit
    drawn on and accepted by a commercial bank. They generally                       Liquidity
    have maturities of six months or less.                                             Market

    BONDS:  Interest-bearing or discounted government or             1-4               Market
    corporate securities that obligate the issuer to pay the                           Credit
    bondholder a specified sum of money, usually at specific
    intervals, and to repay the principal amount of the loan at maturity.

    CALL AND PUT OPTIONS:  A call option gives the buyer the         1-4             Management
    right to buy, and obligates the seller of the option to                          Liquidity
    sell, a security at a specified price. A put option gives                          Credit
    the buyer the right to sell, and obligates the seller of the                       Market
    option to buy, a security at a specified price. The Funds                         Leverage
    may write and purchase put options and may write call
    options.

    CERTIFICATES OF DEPOSIT:  Negotiable instruments with a          1-4               Market
    stated maturity.                                                                   Credit
                                                                                     Liquidity

    COMMERCIAL PAPER:  Secured and unsecured short-term              1-4               Credit
    promissory notes issued by corporations and other entities.                      Liquidity
    Their maturities generally vary from a few days to nine                            Market
    months.

    COMMON STOCK:  Shares of ownership of a company.                 1-4               Market

    CONVERTIBLE SECURITIES:  Bonds or preferred stock that           1-4               Market
    convert to common stock.                                                           Credit

                    [ICON]
 INVESTMENT PRACTICES


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    DEMAND NOTES:  Securities that are subject to puts and           1-4               Market
    standby commitments to purchase the securities at a fixed                        Liquidity
    price (usually with accrued interest) within a fixed period                      Management
    of time following demand by a Fund.

    DEPOSITORY RECEIPTS (ADRS):  Depository receipts represent       1-4               Market
    interests in underlying securities issued by a foreign                           Political
    company. ADRs are foreign shares of a company held by a U.S.                 Foreign Investment
    bank that issues a receipt evidencing ownership. ADRs pay
    dividends in U.S. dollars. The foreign securities underlying
    European Depository Receipts (EDRs), Global Depository
    Receipts (GDRs), and International Depository Receipts
    (IDRs), are traded globally or outside the United States.

    DERIVATIVES:  Instruments whose value is derived from an         1-4             Management
    underlying contract, index or security, or any combination                         Market
    thereof, including futures, options (e.g., put and calls),                         Credit
    options on futures, swap agreements, some mortgage-backed                        Liquidity
    securities, and hybrid instruments. Hybrid instruments                            Leverage
    combine elements of derivative contracts with those of
    another security.

    FOREIGN SECURITIES:  Stocks issued by foreign companies          1-4               Market
    including ADRs and Global Depository Receipts (GDRs), as                         Political
    well as commercial paper of foreign issuers and obligations                  Foreign Investment
    of foreign governments, agencies, companies, banks, and                          Liquidity
    overseas branches of U.S. banks or supranational entities.

    FORWARD FOREIGN CURRENCY CONTRACTS:  An obligation to            2-4             Management
    purchase or sell a specific amount of a currency at a fixed                      Liquidity
    future date and price set by the parties involved at the                           Credit
    time the contract is negotiated.                                                   Market
                                                                                     Political
                                                                                      Leverage
                                                                                 Foreign Investment

    FOREIGN EXCHANGE CONTRACTS:  Spot currency trades whereby         2              Management
    one currency is exchanged for another. The Fund may also                         Liquidity
    enter into derivative contracts in which a foreign currency                        Credit
    is an underlying contract.                                                         Market
                                                                                     Political
                                                                                      Leverage
                                                                                 Foreign Investment

    FUTURES AND RELATED OPTIONS:  A contract providing for the       1-4             Management
    future sale and purchase of a specific amount of a specific                        Market
    security, class of securities, or index at a specified time                        Credit
    in the future and at a specified price. The aggregate value                      Liquidity
    of options on securities (long puts and calls) will not                           Leverage
    exceed 10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
    than 25% of the Fund's assets.

    ILLIQUID SECURITIES:  Securities that ordinarily cannot be       1-4             Liquidity
    sold within seven business days at the value the Fund has                          Market
    estimated for them. Each Fund may invest up to 15% of its
    net assets in illiquid securities.

                    [ICON]
 INVESTMENT PRACTICES


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    INDEX-BASED SECURITIES:  Index-based securities such as          1-4               Market
    Standard & Poor's Depository Receipts (SPDRs) and NASDAQ-100
    Index Tracking Stock (NASDAQ 100s), represent ownership in a long-term unit investment trust that holds a portfolio of
    common stocks designed to track the price performance and
    dividend yield of an index, such as the S&P 500 Index or the
    NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions
    corresponding to the dividends that accrue to the index
    stocks in the underlying portfolio, less trust expenses.

    INVESTMENT COMPANY SECURITIES:  Shares of registered             1-4               Market
    investment companies. These may include Huntington Money
    Market Funds and other registered investment companies for which Huntington, its sub-advisers, or any of their
    affiliates serves as investment adviser, administrator or
    distributor. Each of the Funds may invest up to 5% of its
    assets in the Shares of any one registered investment
    company. A Fund may not, however, own more than 3% of the
    securities of any one registered investment company or
    invest more than 10% of its assets in the Shares of other
    registered investment companies. As a shareholder of an
    investment company, a Fund will indirectly bear investment management fees of that investment company, which are in
    addition to the management fees the fund pays its own
    adviser.

    INVESTMENT GRADE SECURITIES:  Securities rated BBB or higher     1-4               Market
    by Standard & Poor's; Baa or better by Moody's; similarly                          Credit
    rated by other nationally recognized rating organizations;
    or, if not rated, determined to be of comparably high
    quality by the Adviser.

    LIMITED LIABILITY COMPANIES:  Entities such as limited            2                Market
    partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    MONEY MARKET INSTRUMENTS:  Investment-grade, U.S.                1-4               Market
    dollar-denominated debt securities with remaining maturities                       Credit
    of one year or less. These may include short-term U.S.
    government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates.

    MORTGAGE-BACKED SECURITIES:  Bonds backed by real estate          1              Prepayment
    loans and pools of loans. These include collateralized                             Market
    mortgage obligations (CMOs) and real estate mortgage                               Credit
    investment conduits (REMICs).                                                    Regulatory

    OBLIGATIONS OF SUPRANATIONAL AGENCIES:  Securities issued by      2                Credit
    supranational agencies that are chartered to promote                         Foreign Investment
    economic development and are supported by various
    governments and government agencies.

                    [ICON]
 INVESTMENT PRACTICES


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    OPTIONS ON CURRENCIES:  A Fund may buy put options and sell       2              Management
    covered call options on foreign currencies (traded on U.S.                       Liquidity
    and foreign exchanges or over-the-counter markets). A                              Credit
    covered call option means the Fund will own an equal amount                        Market
    of the underlying foreign currency. Currency options help a                      Political
    Fund manage its exposure to changes in the value of the U.S.                      Leverage
    dollar relative to other currencies. If a Fund sells a put                   Foreign Investment
    option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S.
    government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

    PREFERRED STOCKS:  Equity securities that generally pay          1-4               Market
    dividends at a specified rate and take precedence over
    common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

    REAL ESTATE INVESTMENT TRUSTS (REITS):  REITs are real           1,2           Interest Rate
    estate investment trusts that lease, operate, and finance                        Liquidity
    commercial real estate.                                                            Market

    REPURCHASE AGREEMENTS:  The purchase of a security and the       1-4               Market
    simultaneous commitment to return the security to the seller                      Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    REVERSE REPURCHASE AGREEMENTS:  The sale of a security and       1-4               Market
    the simultaneous commitment to buy the security back at an                        Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

    RESTRICTED SECURITIES:  Securities not registered under the      1-4             Liquidity
    Securities Act of 1933, such as privately placed commercial                        Market
    paper and Rule 144A securities.

    SECURITIES LENDING:  The lending of up to 33 1/3% of the         1-4               Market
    Fund's total assets. In return the Fund will receive cash,                        Leverage
    other securities and/or letters of credit.                                       Liquidity
                                                                                       Credit

    TIME DEPOSITS:  Non-negotiable receipts issued by a bank in      1-4             Liquidity
    exchange for a deposit of money.                                                   Credit
                                                                                       Market

    TREASURY RECEIPTS:  Treasury receipts, Treasury investment       1-4               Market
    growth receipts, and certificates of accrual of Treasury
    securities.

    UNIT INVESTMENT TRUSTS:  A type of investment vehicle,           1-4               Market
    registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided
    interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they
    invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

                    [ICON]
 INVESTMENT PRACTICES


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------

    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by         1-4               Market
    agencies and instrumentalities of the U.S. government. These                       Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.

    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately      1-4               Market
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.

    VARIABLE AND FLOATING RATE INSTRUMENTS:  Obligations with        1-4               Credit
    interest rates that are reset daily, weekly, quarterly or on                     Liquidity
    some other schedule. Such instruments may be payable to a                          Market
    Fund on demand.

    WARRANTS:  Securities that give the holder the right to buy      1-4               Market
    a proportionate amount of common stock at a specified price.                       Credit
    Warrants are typically issued with preferred stock and
    bonds.

    WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED          1-4               Market
    DELIVERY TRANSACTIONS:  A purchase of, or contract to                             Leverage
    purchase, securities at a fixed price for delivery at a                          Liquidity
    future date. The portfolio managers of each Fund expect that                       Credit
    commitments to enter into forward commitments or purchase
    when-issued securities will not exceed 25% of the Fund's
    total assets.

    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar           2                Market
    denominated bonds issued by foreign corporations or                                Credit
    governments. Sovereign bonds are those issued by the
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

    ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other types of debt     1,2               Credit
    that pay no interest, but are issued at a discount from                            Market
    their value at maturity. When held to maturity, their entire                    Zero Coupon
    return equals the difference between their issue price and their maturity value.

                                    [ICON]
 ADDITIONAL INVESTMENT PRACTICES AND RISKS

                           GLOSSARY OF INVESTMENT RISKS

   This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

   FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

   HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

   INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

   LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and

                                    [ICON]
 ADDITIONAL INVESTMENT PRACTICES AND RISKS

   price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

   MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

   POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.


   PREPAYMENT RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. As a result, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.


   REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

More information about the Funds is available free upon request, including the following:

STATEMENT OF ADDITIONAL INFORMATION
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

THE HUNTINGTON NATIONAL BANK, a subsidiary of Huntington Bancshares, Incorporated, is the Adviser Administrator and Custodian for the Huntington Funds.

SEI INVESTMENTS DISTRIBUTION CO. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of the Statement of Additional Information, other information or for any other inquiries:

CALL 1-800-253-0412

WRITE
Huntington Funds
P.O. Box 8526
Boston, MA 02266-8526

LOG ON TO THE INTERNET
The Huntington Funds' web site is at http://www.huntingtonfunds.com. The SEC's web site, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

CONTACT THE SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternately, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration is 811-5010.


                            [HUNTINGTON FUNDS LOGO]

             HUNTINGTON FUNDS SHAREHOLDER SERVICES: 1-800-253-0412

--------------------------------------------------------------------------------
o Not FDIC Insured             o No Bank Guarantee              o May Lose Value
--------------------------------------------------------------------------------

1400075                                                    SEC File No. 811-5010

                         INVESTMENT A SHARES PROSPECTUS
                         INVESTMENT B SHARES PROSPECTUS

                        Huntington Dividend Capture Fund
                      Huntington International Equity Fund
                        Huntington Mid Corp America Fund
                          Huntington New Economy Fund




                                 MARCH 1, 2001


                            [HUNTINGTON FUNDS LOGO]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete.
                Any representation to the contrary is unlawful.

         HUNTINGTON FUNDS                        TABLE OF CONTENTS

HOW TO READ THIS PROSPECTUS


The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Investment A Shares and Investment B Shares of the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund that you should know before investing. Each Fund also offers Trust Shares, which are offered in a separate prospectus.


Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Huntington Funds.


                                                INTRODUCTION
                                                    3
                                                FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                    [Scales]
                                                    4  Dividend Capture Fund
                                                    7  International Equity Fund
                                                   11  Mid Corp America Fund
                                                   15  New Economy Fund

                                                SHAREHOLDER INFORMATION

                                      [Book]
                                                   19  Distribution of the Funds
                                                   21  Purchasing Shares
                                                   23  Exchanging Shares
                                                   25  Redeeming Shares
                                                   27  Management of the Trust
                                                   29  Dividends and Distributions
                                                   29  Tax Consequences

                                                INVESTMENT PRACTICES

                                 [Magnifying
                                      Glass]
                                                   30  Investment Practices

                                                ADDITIONAL INVESTMENT PRACTICES AND RISKS

                                      [ICON]
                                                   35  Additional Investment Practices and Risks


 FOR MORE INFORMATION ABOUT THE HUNTINGTON FUNDS, PLEASE SEE THE BACK COVER OF
                                 THE PROSPECTUS


This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made. As of the date of this Prospectus, the Funds are not being offered for sale, other than to existing shareholders, in Delaware, Idaho, Iowa, Mississippi, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Dakota, Puerto Rico, Rhode Island, South Dakota or Vermont.

   INTRODUCTION

   Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

   The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


   AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HUNTINGTON FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.


   Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

   The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  DIVIDEND CAPTURE FUND
   FUND SUMMARY


    Investment Goal                   To seek total return on investment, with dividend income as an important component of that return
    Investment Focus                  U.S. common stocks and covered option positions relative to those stocks
    Principal Investment              Attempts to identify stocks that pay dividends and hedge
    Strategy                          against adverse market swings
    Share Price Volatility            Moderate
    Investor Profile                  Investors seeking capital appreciation with the potential
                                      for higher current income than the average stock fund
    INVESTMENT STRATEGY               The Huntington Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.
                                      To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser
                                      believes are undervalued or out-of-favor. The Adviser
                                      intends to invest in common stock, preferred stock, and
                                      REIT's (real estate investment trusts) which pay high
                                      dividends. The Fund may invest in convertible bonds and
                                      other types of hybrid securities (securities that contain
                                      aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a
                                      short period prior to the ex-dividend date (the interval
                                      between the announcement and the payments of the next
                                      dividend).
                                      The companies in which the Fund invests are generally
                                      mature, middle and large-capitalization U.S. corporations.
                                      In-depth fundamental research (both quantitative and
                                      qualitative) confirms the value characteristics of
                                      individual stocks and evaluates the company's future
                                      prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. Factors considered
                                      will include fundamental factors such as earnings growth,
                                      cash flow, and credit quality to identify the best
                                      companies. The Adviser then uses a qualitative stock
                                      selection model based on earnings expectations and
                                      supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put
                                      and/or call option contracts.
                                      The Adviser typically begins to pare down a position when
                                      the stock has declared an ex-dividend date or is at a
                                      valuation level that, in the Adviser's opinion, leaves
                                      little for investor gain. The Adviser may eliminate a stock from the Fund's portfolio if its long-term fundamentals
                                      become unfavorable.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  DIVIDEND CAPTURE FUND
                                                  CONTINUED


                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk -- The possibility that the Fund's stock
                                           holdings will decline in price because of a broad stock
                                           market decline. Stock markets generally move in cycles,
                                           with periods of rising prices followed by periods of
                                           falling prices. The value of your investment will tend
                                           to increase or decrease in response to these movements.
                                           Investment Style Risk -- The possibility that the securities on which this Fund focuses -- the stocks of undervalued,
                                           dividend-paying companies -- will underperform other
                                           kinds of investments or market averages.
                                           Basis Risk -- Financial instruments such as options or
                                           futures contacts derive their value from an underlying asset such as shares in common stock and price volatility.
                                           This relationship between derivative instruments and
                                           underlying securities is known as the basis. Basis risk
                                           arises when derivative instruments and underlying
                                           securities do not fluctuate to the same degree as
                                           expected based on historical trends or models.
                                           For more information about these risks, please see "Glossary of Investment Risks."


   PERFORMANCE INFORMATION

   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  DIVIDEND CAPTURE FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A   INVESTMENT B
                                                                       SHARES         SHARES
      SHAREHOLDER FEES                                              ------------   ------------
      Maximum Sales Charge (Load) Imposed on Purchase (as a
      percentage of offering price)*                                    5.75%             0%
      Maximum Deferred Sales Charge (Load) (as a percentage of net
      asset value)**                                                       0%          5.00%
      Redemption Fee (as a percentage of amount redeemed, if
      applicable)***                                                       0%             0%



     *This sales charge varies depending upon how much you invest. See
      "Distribution of the Funds -- Sales Charges."



    **If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."



   ***Does not include any wire transfer fees, if applicable.



                                                                    INVESTMENT A   INVESTMENT B
                                                                       SHARES         SHARES
      ANNUAL FUND OPERATING EXPENSES                                ------------   ------------
      Investment Advisory Fees                                          0.75%          0.75%
      Distribution and/or Service (12b-1) Fees                          0.25%          1.00%
      Other Expenses                                                    0.94%          0.69%
      Total Annual Fund Operating Expenses                              1.94%          2.44%


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                           1 YEAR      3 YEARS
                                           ------      -------
  Investment A Shares                       $761       $1,149
  Investment B Shares
  If you do not sell your shares:           $247       $  761
  If you sell your shares at the end of
    the period:                             $747       $1,161

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERNATIONAL EQUITY FUND
   FUND SUMMARY


    Investment Goal                   To seek total return on its assets
    Investment Focus                  Equity securities of companies based outside the U.S.
    Principal Investment              Attempts to identify equity securities of companies based
    Strategy                          outside the U.S. with the best potential for superior
                                      long-term investment returns
    Share Price Volatility            High
    Investor Profile                  Investors who want total return, are willing to accept the increased risks of international investing for the
                                      possibility of higher returns, and want exposure to a
                                      diversified portfolio of international stocks
    INVESTMENT STRATEGY               The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and
                                      (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the
                                      largest component of its total return. While there is no
                                      assurance that the Fund will achieve its investment
                                      objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Trustees without
                                      shareholder approval.
                                      The Fund pursues its investment objective by investing at
                                      least 65% of its assets in equity securities of companies
                                      based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection
                                      offers the best potential for superior long-term investment returns. The Adviser uses a "bottom-up" approach to stock
                                      selection and selection of industry and country are
                                      secondary considerations. The Adviser attempts to purchase securities with a mix of growth and value characteristics.
                                      Using its own quantitative process, the Adviser ranks the
                                      potential future performance of select companies. The
                                      Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive
                                      companies. The Adviser reviews such factors as the company's price-to-earnings ratio, enterprise value, organic growth
                                      rates versus growth through acquisition, product niche and its pricing power. The Adviser then evaluates management
                                      quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also
                                      reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends
                                      and potential catalysts for increased growth. Using this
                                      type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERNATIONAL EQUITY FUND
                                                  CONTINUED


                                      The Adviser frequently identifies benchmarks for certain
                                      securities such as price-to-earnings ratios or stock prices.
                                      Once those benchmarks are achieved, the Adviser will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment
                                      opportunities are identified.
                                      With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth
                                      potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and
                                      foreign exchange risk of investing in a particular country.
                                      The Adviser then analyzes companies located in particular
                                      emerging market countries.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may temporarily depart from its principal
                                      investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential
                                      losses and maintain liquidity to meet shareholder
                                      redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount
                                      invested by shareholders.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk -- The possibility that the Fund's stock
                                           holdings may decline in price because of a broad stock
                                           market decline. Markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                           Investment Style Risk -- The possibility that the
                                           securities on which this Fund focuses -- the stocks of
                                           foreign companies -- may underperform other kinds of
                                           investments or the market as a whole.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERNATIONAL EQUITY FUND
                                                  CONTINUED


                                           Currency Risks -- Exchange rates for currencies
                                           fluctuate daily. Foreign securities are normally
                                           denominated and traded in foreign currencies. As a
                                           result, the value of the Fund's foreign investments and
                                           the value of its Shares may be affected favorably or
                                           unfavorably by changes in currency exchange rates
                                           relative to the U.S. dollar. The combination of
                                           currency risk and market risks tends to make securities
                                           traded in foreign markets more volatile than securities
                                           traded exclusively in the U.S. Additionally, the Fund
                                           makes significant investments in securities denominated
                                           in the Euro, the new single currency of the European
                                           Monetary Union (EMU). Therefore, the exchange rate
                                           between the Euro and the U.S. dollar will have a
                                           significant impact on the value of the Fund's
                                           investments.
                                           Foreign Securities Risk -- Investing in foreign markets
                                           involves greater risk than investing in the United
                                           States. Foreign securities may be affected by such
                                           factors as fluctuations in currency exchange rates,
                                           incomplete or inaccurate financial information on
                                           companies, social upheavals and political actions
                                           ranging from tax code changes to governmental collapse.
                                           Emerging market securities may be even more susceptible
                                           to these risks.
                                           Custodial Services and Related Investment
                                           Costs -- Custodial services and other costs relating to
                                           investment in international securities markets are
                                           generally more expensive than in the U.S. Such markets
                                           have settlement and clearance procedures that differ
                                           from those in the U.S. In certain markets there have
                                           been times when settlements have been unable to keep
                                           pace with the volume of securities transactions, making
                                           it difficult to conduct such transactions. The
                                           inability of the Fund to make intended securities
                                           purchases due to settlement problems could cause the
                                           Fund to miss attractive investment opportunities. The
                                           inability to dispose of a portfolio security caused by
                                           settlement problems could result either in losses to
                                           the Fund due to a subsequent decline in value of the
                                           portfolio security or could result in possible
                                           liability to the Fund. In addition, security settlement
                                           and clearance procedures in some emerging countries may
                                           not fully protect the Fund against loss or theft of its
                                           assets.
                                           For more information about these risks, please see
                                           "Glossary of Investment Risks."


   PERFORMANCE INFORMATION

   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERNATIONAL EQUITY FUND
                                                  CONTINUED

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A   INVESTMENT B
                                                                       SHARES         SHARES
      SHAREHOLDER FEES                                              ------------   ------------
      Maximum Sales Charge (Load) Imposed on Purchase (as a
      percentage of offering price)*                                    5.75%             0%
      Maximum Deferred Sales Charge (Load) (as a percentage of net
      asset value)**                                                       0%          5.00%
      Redemption Fee (as a percentage of amount redeemed, if
      applicable)***                                                       0%             0%



     *This sales charge varies depending upon how much you invest. See
      "Distribution of the Funds -- Sales Charges."



    **If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."



   ***Does not include any wire transfer fees, if applicable.



                                                                    INVESTMENT A   INVESTMENT B
                                                                       SHARES         SHARES
      ANNUAL FUND OPERATING EXPENSES                                ------------   ------------
      Investment Advisory Fees                                          1.00%          1.00%
      Distribution and/or Service (12b-1) Fees                          0.25%          1.00%
      Other Expenses                                                    0.79%          0.54%
      Total Annual Fund Operating Expenses                              2.04%          2.54%


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                           1 YEAR      3 YEARS
                                           ------      -------
  Investment A Shares                       $770       $1,178
  Investment B Shares
  If you do not sell your shares:           $257       $  791
  If you sell your shares at the end of
    the period:                             $757       $1,191

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND

   FUND SUMMARY


    Investment Goal                   To seek long-term capital appreciation by investing
                                      primarily in equity securities of companies that are either included in the Russell 3000(R) Index or have market
                                      capitalizations within the range of such included companies
    Investment Focus                  Common stocks
    Principal Investment              Attempts to identify companies with outstanding growth
    Strategy                          characteristics
    Share Price Volatility            Moderate to high
    Investor Profile                  Long-term investors seeking capital appreciation
    INVESTMENT STRATEGY               The Huntington Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified
                                      portfolio of securities consisting of common stocks and
                                      securities convertible into common stocks such as
                                      convertible bonds and convertible preferred stocks. To
                                      pursue this goal, the Fund invests primarily in common
                                      stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000(R)
                                      Index. The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000(R)
                                      Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000(R) Index
                                      represents the top 3,000 NASDAQ, NYSE, and AMEX U.S.
                                      domiciled stocks as ranked by their market capitalization.
                                      As of the date of this prospectus, the Russell 3000(R) Index statistics were as follows: the average market
                                      capitalization was approximately $5.108 billion, the median market capitalization was approximately $817 million, and
                                      the smallest company in the Index had an approximate market capitalization of $9 million.
                                      In managing the Fund's portfolio, the Adviser emphasizes
                                      both growth and value in seeking small cap to mid cap
                                      companies with above-average growth potential or with
                                      temporarily depressed prices. As a result, the Fund will
                                      invest in a blend of both "growth" and "value" stocks.
                                      Factors the Adviser typically considers is selecting
                                      individual securities include fundamental analysis,
                                      valuation techniques, and technical analysis. Fundamental
                                      analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation
                                      techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the
                                      securities. This process will be utilized to identify the
                                      most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing
                                      basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND

                                                  CONTINUED


                                      The Adviser will apply a top down strategy, industries
                                      weighted relative to the benchmark and the market outlook.
                                      Portfolio optimization programs will be deployed to enhance risk return potential.
                                      The Fund may employ option strategies which utilize puts
                                      and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
                                      The Fund may also invest in certain other equity securities in addition to those described above.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND

                                                  CONTINUED


    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk -- The possibility that the Fund's stock
                                           holdings may decline in price because of a broad stock
                                           market decline. Markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                           Investment Style Risk -- The possibility that the
                                           market segment on which this Fund focuses -- value and
                                           growth stocks of primarily small to mid cap
                                           companies -- will underperform other kinds of
                                           investments or market averages.
                                           Small/Mid Cap Stock Risk -- To the extent that the Fund
                                           invests in small cap and mid cap stocks, it takes on
                                           additional risks. Small cap and mid cap stocks tend to
                                           be less liquid and more volatile than large cap stocks.
                                           Smaller companies tend to depend heavily on new
                                           products and/or a few products or services and often
                                           have less experienced management.
                                           For more information about these risks, please see
                                           "Glossary of Investment Risks."



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND

                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A   INVESTMENT B
                                                                       SHARES         SHARES
                            SHAREHOLDER FEES                        ------------   ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              5.75%             0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%          5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%             0%



     *This sales charge varies depending upon how much you invest. See
      "Distribution of the Funds -- Sales Charges."



    **If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."



   ***Does not include any wire transfer fees, if applicable.



                                                                    INVESTMENT A   INVESTMENT B
                                                                       SHARES         SHARES
                     ANNUAL FUND OPERATING EXPENSES                 ------------   ------------

      Investment Advisory Fees                                          0.75%          0.75%
      Distribution and/or Service (12b-1) Fees                          0.25%          1.00%
      Other Expenses                                                    0.94%          0.69%
      Total Annual Fund Operating Expenses                              1.94%          2.44%


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                           1 YEAR      3 YEARS
                                           ------      -------
  Investment A Shares                       $761       $1,149
  Investment B Shares
  If you do not sell your shares:           $247       $  761
  If you sell your shares at the end of
    the period:                             $747       $1,161

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  NEW ECONOMY FUND
   FUND SUMMARY

    Investment Goal                   To seek capital appreciation by investing primarily in
                                      equity securities of companies engaged in developing
                                      products, processes, or services that provide technological or scientific advances and efficiencies
    Investment Focus                  Common stocks of technology and scientific companies
    Principal Investment              Long-term capital appreciation
    Strategy
    Share Price Volatility            High
    Investor Profile                  Long-term investors seeking capital appreciation
    INVESTMENT STRATEGY               The Huntington New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of
                                      securities consisting of common stocks and securities
                                      convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                      Under normal market conditions, the Fund invests at least
                                      65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific
                                      companies.
                                      "New economy" companies are those that are substantially
                                      engaged in developing products, processes, or services that provide technological or scientific advances. Those
                                      companies may be in any of a variety of industries, such as computer hardware, software, electronic components and
                                      systems, telecommunications, Internet, media information
                                      services companies, biotechnology, robotics, and energy
                                      replacement. They also may include companies in more
                                      traditional industries, such as certain consumer products
                                      retailers, that have extensively used technological or
                                      scientific advances to develop new or to improve products or processes and make them more efficient.
                                      The Fund generally takes a growth approach to selecting
                                      stocks, looking for companies that appear poised to grow
                                      because of new products, technology or management, as well as new companies that are in the developmental stage.
                                      Factors in identifying these companies may include the
                                      quality of management, financial strength, a strong position relative to competitors and a stock price that appears
                                      reasonable relative to its expected growth rate. The Fund
                                      may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies
                                      whose shares are being, or recently have been, offered to
                                      the public for the first time.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  NEW ECONOMY FUND
                                                  CONTINUED


                                      The Fund reserves the right to invest up to 35% of total
                                      assets in other securities, such as, corporate bonds and
                                      government securities.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk -- The possibility that the Fund's stock
                                           holdings will decline in price because of a broad stock
                                           market decline. Stock markets generally move in cycles,
                                           with periods of rising prices followed by periods of
                                           falling prices. The value of your investment will tend
                                           to increase or decrease in response to these movements.
                                           Investment Style Risk -- The possibility that the
                                           securities on which this Fund focuses -- the stocks of
                                           companies focusing on technological and scientific
                                           advancements -- will underperform other kinds of
                                           investments or market averages. The securities in which
                                           the Fund invests may be more vulnerable than most
                                           stocks to the obsolescence of existing technology,
                                           expired patents, short product cycles, price
                                           competition, market saturation and new market entrants
                                           and may fluctuate in price more widely and rapidly than
                                           the market as a whole. These securities may
                                           underperform other types of stocks or be difficult to
                                           sell when the economy is not robust, during market
                                           downturns, or when technology or scientific stocks are
                                           out of favor.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  NEW ECONOMY FUND
                                                  CONTINUED


                                           Growth Stock Risk -- The price of most growth stocks
                                           are based on future expectations. As a result, those
                                           stocks tend to be more sensitive than value stocks to
                                           negative earnings surprises and changes in internal
                                           growth rates. Growth stocks in particular may
                                           underperform during periods when the market favors
                                           value stocks.
                                           Mid/Small Cap Stock Risk -- To the extent that the Fund
                                           invests in small cap and mid cap stocks, it takes on
                                           additional risks. Small cap and mid cap stocks tend to
                                           be less liquid and more volatile than large cap stocks.
                                           Smaller companies tend to depend heavily on new
                                           products and/or a few products or services and often
                                           have less experienced management.
                                           For more information about these risks, please see
                                           "Glossary of Investment Risks."



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Scales]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  NEW ECONOMY FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A   INVESTMENT B
                                                                       SHARES         SHARES
      SHAREHOLDER FEES                                              ------------   ------------

      Maximum Sales Charge (Load) Imposed on Purchase (as a
      percentage of offering price)*                                    5.75%              0%
      Maximum Deferred Sales Charge (Load) (as a percentage of net
      asset value)**                                                       0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%              0%



     *This sales charge varies depending upon how much you invest. See
      "Distribution of the Funds -- Sales Charges."



    **If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."



   ***Does not include any wire transfer fees, if applicable.



                                                                    INVESTMENT A   INVESTMENT B
                                                                       SHARES         SHARES
      ANNUAL FUND OPERATING EXPENSES                                ------------   ------------

      Investment Advisory Fees                                          0.85%          0.85%
      Distribution and/or Service (12b-1) Fees                          0.25%          1.00%
      Other Expenses                                                    0.94%          0.69%
      Total Annual Fund Operating Expenses                              2.04%          2.54%



   EXAMPLE


   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                           1 YEAR      3 YEARS
                                           ------      -------
  Investment A Shares                       $770       $1,178
  Investment B Shares
  If you do not sell your shares:           $257       $  791
  If you sell your shares at the end of
    the period:                             $757       $1,191

                        [Book]
 SHAREHOLDER INFORMATION

                                 DISTRIBUTION OF THE FUNDS

   SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, serves as the Distributor of the Funds offered by this Prospectus.

   In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment B Shares and retains the amounts collected. The Distributor may use these funds to pay banks for providing sales and/or administrative services on behalf of its customers who purchase Investment A Shares or Investment B Shares.


   The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.


   DISTRIBUTION PLAN (12b-1 FEES)

   Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay brokers, dealers and other financial institutions distribution and/or administrative services fees (12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to such classes of shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

   For each of the Funds offered by this Prospectus, the maximum 12b-1 fee is 0.25% of the applicable Funds Investment A Shares average daily net assets and 1.00% of the applicable Fund's Investment B Shares average daily net assets. For Investment A Shares, fees are accrued daily, payable quarterly and calculated on an annual basis. For Investment B Shares, fees are accrued daily, payable monthly and calculated on an annual basis.

                        [Book]
 SHAREHOLDER INFORMATION

   SALES CHARGES

   Purchases of Investment A Shares of any of the Funds are subject to front-end sales charges.

   INVESTMENT A SHARES SALES CHARGES AND QUANTITY DISCOUNTS

                                                                              SALES CHARGE AS A
                                          SALES CHARGE AS A PERCENTAGE OF       PERCENTAGE OF
AMOUNT OF TRANSACTION                          PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
---------------------                     -------------------------------    -------------------
Under $100,000                                          5.75%                        6.12%
$100,000-$249,999                                       4.75%                        5.00%
$250,000-$499,999                                       4.00%                        4.16%
$500,000-$749,999                                       2.95%                        3.04%
$750,000-$1,000,000                                     2.20%                        2.24%
Over $1,000,000                                         0.00%*                       0.00%*

   ------------------
   * Sales of these shares within one year of the date of purchase will be subject to a redemption fee of 1.00%.

   Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call The Huntington Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.

   No sales charges will apply to purchases of Investment A Shares made:

        - Through the automatic reinvestment of dividends and capital gains distributions

        - By current Trustees and officers of the Trust, their spouses and immediate family members

        - By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members

        - By retired officers and employees of HBI or its subsidiaries and their spouses

        - By participants in certain financial services programs offered by HBI subsidiaries

        - By members of certain affinity groups which have entered into arrangements with the Adviser or the Distributor

        - By investors who have sold shares of an Equity or Income Fund within the last 30 days (not available more than once)

   Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

        - By investors whose multiple investments over time in the same Fund total an amount subject to a quantity discount

        - By investors whose investment in a Fund, plus investments by their spouse and children under 21 made at the same time, total an amount subject to a quantity discount

        - By investors who sign a letter of intent to invest at least $100,000 total in the Equity or Income Funds within a 13-month period

                        [Book]
 SHAREHOLDER INFORMATION

        - By investors whose investments in multiple Funds at the same time total an amount subject to a quantity discount

        - By trustees or fiduciaries whose investments on behalf of a single trust estate or fiduciary account total an amount subject to a quantity discount

   More information about these reductions is provided in the Statement of Additional Information.

   CONTINGENT DEFERRED SALES CHARGES

   Purchases of Investment B Shares are not subject to any front-end sales charges; however, we will assess a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:


         YEAR OF REDEMPTION
      (BASED ON PURCHASE DATE)         CDSC
      ------------------------         ----
Year 1                                 5.00%
Year 2                                 4.00%
Year 3                                 3.00%
Year 4                                 3.00%
Year 5                                 2.00%
Year 6                                 1.00%
Year 7 or later                        0.00%



   For each redemption, we will first redeem shares which are not subject to CDSCs, if any, and then shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value and the original cost of the Investment B Shares being redeemed.


   No CDSC will apply to redemptions of shares:

        - Acquired through dividend or capital gains reinvestments

        - Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs)

        - Redeemed following the death of the shareholder in whose name such shares are held

                                 PURCHASING SHARES


   You may purchase Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open. In connection with the sale of a Fund's Investment A Shares or Investment B Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

   WHAT SHARES COST

   The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received).

                        [Book]
 SHAREHOLDER INFORMATION


   The Trust calculates the net asset value per share for each Fund offered in this prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).



   The Trust calculates net asset value for each of the Funds offered in this prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.



   In order to purchase Investment A Shares or Investment B Shares on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern
   Time) that day. Orders placed through an intermediary, such as your Huntington Personal Banker or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.


   The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

   If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

   INVESTMENT B SHARES CONVERSION FEATURE

   Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the net asset values of Investment A Shares and Investment B Shares.

   Investment A Shares carry lower distribution (12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

                        [Book]
 SHAREHOLDER INFORMATION

   HOW TO BUY INVESTMENT A SHARES OR INVESTMENT B SHARES

   1. MINIMUM INVESTMENT REQUIREMENTS:

        - $1,000 for initial investments outside the Systematic Investment
          Program

        - $50 for initial investments through the Systematic Investment Program

        - $50 for subsequent investments

   2. CALL


        - Huntington Funds at (800) 253-0412


        - The Huntington Investment Company at (800) 322-4600

        - Your Huntington Personal Banker


   3. MAKE PAYMENT



        - By check payable to the applicable Huntington Fund and share class (e.g. Huntington Dividend Capture Fund -- Investment B Shares) to:



         Huntington Funds

         P.O. Box 8526

         Boston, MA 02266-8526



              (The Trust will treat your order as having been received once payment is converted to federal funds by the Trust's transfer agent)


         OR

        - Through the Systematic Investment Program

          (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

   Other methods of acceptable payment are discussed in the Statement of Additional Information.

   SYSTEMATIC INVESTMENT PROGRAM

   You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412 and invest at least $50 at periodic intervals.

   Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the Program will be assessed the applicable sales charge. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

                                 EXCHANGING SHARES


   On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange shares of any Huntington Fund for the same class of shares of any other Huntington Fund offering such shares.

                        [Book]
 SHAREHOLDER INFORMATION

   In order to exchange shares of a Fund on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

   The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

   An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

   The Statement of Additional Information contains more information about exchanges.

   EXCHANGING INVESTMENT A SHARES

   For Investment A Shares, the Trust makes exchanges at net asset value (determined after the order is considered received), plus any applicable sales charges.

EXCHANGE OUT OF             EXCHANGE INTO               SALES CHARGE
---------------             -------------               ------------
Any Money Market Fund       Any Money Market Fund       NO
Any Money Market Fund       Any Equity or Income Fund   YES -- See "Sales Charges"
Any Income or Equity Fund   Any Money Market, Equity    NO
                            or Income Fund

   EXCHANGING INVESTMENT B SHARES

   For Investment B Shares, the Trust makes exchanges at net asset value (determined after the order is considered received) without any contingent deferred sales charge.

   Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

   HOW TO EXCHANGE SHARES

   1. SATISFY THE MINIMUM ACCOUNT BALANCE REQUIREMENTS

        - You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

   2. CALL (You must have completed the appropriate section on your account application)


        - Huntington Funds at (800) 253-0412


        - The Huntington Investment Company at (800) 322-4600

        - Your Huntington Personal Banker

         OR

                        [Book]
 SHAREHOLDER INFORMATION

      WRITE

        - The Huntington Funds
          P.O. Box 8526

          Boston, MA 02266-8526


   3. PROVIDE THE REQUIRED INFORMATION

        - Name of the Fund from which you wish to make the exchange (exchange OUT OF)

        - Specify the Investment A Shares or Investment B Shares class

        - Your account number

        - The name and address on your account

        - The dollar amount or number of shares to be exchanged

        - Name of the Fund into which you wish to make the exchange (exchange
          INTO) -- (Make sure this Fund offers the applicable class of shares)

        - Your signature (for written requests)

          (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

                                 REDEEMING SHARES


   You may redeem Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

   The price at which the Trust will redeem an Investment A Share will be its net asset value (determined after the order is considered received). The price at which the Trust will redeem an Investment B Share will be its net asset value (determined after the order is considered received), less any applicable contingent deferred sales charge (CDSC). All Funds offering Investment B Shares, including the Money Market Fund, are subject to CDSCs.

   The Trust calculates the net asset value per share for each Fund offered by this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

   In order to redeem Investment A or Investment B Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) for each of the Funds offered through this prospectus.


   For shareholders who request redemptions prior to the applicable cut-off time for the Fund being redeemed, usually the proceeds will be wired or a check will be mailed on the following business day; for redemption requests received after the applicable cut-off time, these trades will be priced at the next business day's net asset value and usually proceeds will be wired or a check will be mailed on the second business day. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

                        [Book]
 SHAREHOLDER INFORMATION

   To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

   The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

   REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $1,000

   Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

                        [Book]
 SHAREHOLDER INFORMATION

   HOW TO REDEEM INVESTMENT A SHARES OR INVESTMENT B SHARES

   1. CALL (You must have completed the appropriate section on your account application)

        - The Huntington Funds at (800) 253-0412;

        - The Huntington Investment Company at (800) 322-4600; or

        - your Huntington Personal Banker.

         OR

      WRITE

        - The Huntington Funds
          P.O. Box 8526

          Boston, MA 02266-8526


   2. PROVIDE THE REQUIRED INFORMATION

        - The name of the Fund from which you wish to redeem shares

        - Specify the Investment A Shares or Investment B Shares class

        - Your account number

        - The name and address on your account

        - Your bank's wire transfer information (for wire transfers)

        - The dollar amount or number of shares you wish to redeem

        - Your signature (for written requests)

          (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

   SYSTEMATIC WITHDRAWAL PROGRAM

   You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

                                 MANAGEMENT OF THE TRUST



   The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Huntington National Bank (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

                        [Book]
 SHAREHOLDER INFORMATION

   INVESTMENT ADVISER


   Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.



   Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $28.6 billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $22.3 billion of assets, and has investment discretion over approximately $8.9 billion of that amount.


   Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.


   Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds.



   Huntington is entitled to receive the following fees for its services as investment adviser: 0.75% of the average daily net assets of the Dividend Capture Fund, 1.00% of the average daily net assets of the International Equity Fund, 0.75% of the average daily net assets of the Mid Corp America Fund, and 0.85% of the average daily net assets of the New Economy Fund. Huntington is also responsible for providing administration, accounting and custodian services to the Trust. Huntington receives 0.11% of each Fund's average daily net assets for administrative services and 0.03% of each Fund's average daily net assets for accounting services, under its Administration Agreement, and 0.026% of each Fund's average daily net assets for custodian services, under its Custodian Contract. For Investment A Shares, Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.



   INVESTMENT SUB-ADVISER TO THE INTERNATIONAL EQUITY FUND



   Federated Global Investment Management Corp. (FGIM), whose address is 175 Water Street, New York, NY, 10038-4965, serves as the sub-adviser to the International Equity Fund pursuant to an investment sub-advisory agreement with Huntington. Under the sub-advisory agreement, FGIM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Huntington Funds' Board of Trustees and Huntington in accordance with the Fund's investment objectives, policies, and restrictions.



   FGIM and its subsidiaries advise approximately 176 mutual funds and separate accounts which totaled approximately $139.5 billion in assets as of December 31, 2000.



   Through its portfolio management team, FGIM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.



   For its sub-advisory services, FGIM will receive 0.65% of the average daily net assets of the Huntington International Equity Fund's first $100 million of assets; 0.50% of average daily net assets of the Fund's next $50 million in assets; and 0.35% of average daily net assets of the Fund over $150 million. This fee will accrue daily and will be paid monthly by Huntington.

                        [Book]
 SHAREHOLDER INFORMATION

                                 DIVIDENDS AND DISTRIBUTIONS

   Each of the Funds offered by this Prospectus declares and pays dividends on investment income monthly. The Funds also make distributions of net capital gains, if any, at least annually.

   DISTRIBUTION OPTIONS

   All dividends and distributions payable to a holder of Investment A Shares or Investment B Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.


                                 TAX CONSEQUENCES


   There are many important tax consequences associated with investment in the Funds offered by this Prospectus. Please read the summary below and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

   FEDERAL INCOME TAXES


   Each of the Funds offered by this Prospectus intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. Distributions of income, whether or not they are reinvested in Fund shares, will generally be subject to federal income tax for taxable shareholders. For all of the Funds offered by this Prospectus, capital gains distributions may be subject to federal taxation. The rate at which you may be taxed can vary depending on the length of time a Fund holds a security.



   An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges, or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

                    [Magnifying Glass]
 INVESTMENT PRACTICES

                              INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.


                    FUND NAME                                      FUND CODE
                    ---------                                      ---------
                    Dividend Capture Fund                              1
                    International Equity Fund                          2
                    Mid Corp America Fund                              3
                    New Economy Fund                                   4



                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    INSTRUMENT
    ASSET-BACKED SECURITIES:  Securities backed by company            4             Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or assets.                                         Regulatory

    BANKERS' ACCEPTANCES:  Bills of exchange or time drafts          1-4               Credit
    drawn on and accepted by a commercial bank. They generally                       Liquidity
    have maturities of six months or less.                                             Market

    BONDS:  Interest-bearing or discounted government or             1-4               Market
    corporate securities that obligate the issuer to pay the                           Credit
    bondholder a specified sum of money, usually at specific
    intervals, and to repay the principal amount of the loan at maturity.

    CALL AND PUT OPTIONS:  A call option gives the buyer the         1-4             Management
    right to buy, and obligates the seller of the option to                          Liquidity
    sell, a security at a specified price. A put option gives                          Credit
    the buyer the right to sell, and obligates the seller of the                       Market
    option to buy, a security at a specified price. The Funds                         Leverage
    may write and purchase put options and may write call
    options.

    CERTIFICATES OF DEPOSIT:  Negotiable instruments with a          1-4               Market
    stated maturity.                                                                   Credit
                                                                                     Liquidity

    COMMERCIAL PAPER:  Secured and unsecured short-term              1-4               Credit
    promissory notes issued by corporations and other entities.                      Liquidity
    Their maturities generally vary from a few days to nine                            Market
    months.

    COMMON STOCK:  Shares of ownership of a company.                 1-4               Market

    CONVERTIBLE SECURITIES:  Bonds or preferred stock that           1-4               Market
    convert to common stock.                                                           Credit

                    [Magnifying Glass]
 INVESTMENT PRACTICES


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    DEMAND NOTES:  Securities that are subject to puts and           1-4               Market
    standby commitments to purchase the securities at a fixed                        Liquidity
    price (usually with accrued interest) within a fixed period                      Management
    of time following demand by a Fund.

    DEPOSITORY RECEIPTS (ADRS):  Depository receipts represent       1-4               Market
    interests in underlying securities issued by a foreign                           Political
    company. ADRs are foreign shares of a company held by a U.S.                 Foreign Investment
    bank that issues a receipt evidencing ownership. ADRs pay
    dividends in U.S. dollars. The foreign securities underlying
    European Depository Receipts (EDRs), Global Depository
    Receipts (GDRs), and International Depository Receipts
    (IDRs), are traded globally or outside the United States.

    DERIVATIVES:  Instruments whose value is derived from an         1-4             Management
    underlying contract, index or security, or any combination                         Market
    thereof, including futures, options (e.g., put and calls),                         Credit
    options on futures, swap agreements, some mortgage-backed                        Liquidity
    securities, and hybrid instruments. Hybrid instruments                            Leverage
    combine elements of derivative contracts with those of
    another security.

    FOREIGN SECURITIES:  Stocks issued by foreign companies          1-4               Market
    including ADRs and Global Depository Receipts (GDRs), as                         Political
    well as commercial paper of foreign issuers and obligations                  Foreign Investment
    of foreign governments, agencies, companies, banks, and                          Liquidity
    overseas branches of U.S. banks or supranational entities.

    FORWARD FOREIGN CURRENCY CONTRACTS:  An obligation to            2-4             Management
    purchase or sell a specific amount of a currency at a fixed                      Liquidity
    future date and price set by the parties involved at the                           Credit
    time the contract is negotiated.                                                   Market
                                                                                     Political
                                                                                      Leverage
                                                                                 Foreign Investment

    FOREIGN EXCHANGE CONTRACTS:  Spot currency trades whereby         2              Management
    one currency is exchanged for another. The Fund may also                         Liquidity
    enter into derivative contracts in which a foreign currency                        Credit
    is an underlying contract.                                                         Market
                                                                                     Political
                                                                                      Leverage
                                                                                 Foreign Investment

    FUTURES AND RELATED OPTIONS:  A contract providing for the       1-4             Management
    future sale and purchase of a specific amount of a specific                        Market
    security, class of securities, or index at a specified time                        Credit
    in the future and at a specified price. The aggregate value                      Liquidity
    of options on securities (long puts and calls) will not                           Leverage
    exceed 10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
    than 25% of the Fund's assets.

    ILLIQUID SECURITIES:  Securities that ordinarily cannot be       1-4             Liquidity
    sold within seven business days at the value the Fund has                          Market
    estimated for them. Each Fund may invest up to 15% of its
    net assets in illiquid securities.

                    [MAGNIFYING GLASS ICON]
 INVESTMENT PRACTICES


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    INDEX-BASED SECURITIES:  Index-based securities such as          1-4               Market
    Standard & Poor's Depository Receipts (SPDRs) and NASDAQ-100
    Index Tracking Stock (NASDAQ 100s), represent ownership in a long-term unit investment trust that holds a portfolio of
    common stocks designed to track the price performance and
    dividend yield of an index, such as the S&P 500 Index or the
    NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions
    corresponding to the dividends that accrue to the index
    stocks in the underlying portfolio, less trust expenses.

    INVESTMENT COMPANY SECURITIES:  Shares of registered             1-4               Market
    investment companies. These may include Huntington Money
    Market Funds and other registered investment companies for which Huntington, its sub-advisers, or any of their
    affiliates serves as investment adviser, administrator or
    distributor. Each of the Funds may invest up to 5% of its
    assets in the Shares of any one registered investment
    company. A Fund may not, however, own more than 3% of the
    securities of any one registered investment company or
    invest more than 10% of its assets in the Shares of other
    registered investment companies. As a shareholder of an
    investment company, a Fund will indirectly bear investment management fees of that investment company, which are in
    addition to the management fees the fund pays its own
    adviser.

    INVESTMENT GRADE SECURITIES:  Securities rated BBB or higher     1-4               Market
    by Standard & Poor's; Baa or better by Moody's; similarly                          Credit
    rated by other nationally recognized rating organizations;
    or, if not rated, determined to be of comparably high
    quality by the Adviser.

    LIMITED LIABILITY COMPANIES:  Entities such as limited            2                Market
    partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    MONEY MARKET INSTRUMENTS:  Investment-grade, U.S.                1-4               Market
    dollar-denominated debt securities with remaining maturities                       Credit
    of one year or less. These may include short-term U.S.
    government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates.

    MORTGAGE-BACKED SECURITIES:  Bonds backed by real estate          1              Prepayment
    loans and pools of loans. These include collateralized                             Market
    mortgage obligations (CMOs) and real estate mortgage                               Credit
    investment conduits (REMICs).                                                    Regulatory

    OBLIGATIONS OF SUPRANATIONAL AGENCIES:  Securities issued by      2                Credit
    supranational agencies that are chartered to promote                         Foreign Investment
    economic development and are supported by various
    governments and government agencies.

                    [MAGNIFYING GLASS ICON]
 INVESTMENT PRACTICES


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    OPTIONS ON CURRENCIES:  A Fund may buy put options and sell       2              Management
    covered call options on foreign currencies (traded on U.S.                       Liquidity
    and foreign exchanges or over-the-counter markets). A                              Credit
    covered call option means the Fund will own an equal amount                        Market
    of the underlying foreign currency. Currency options help a                      Political
    Fund manage its exposure to changes in the value of the U.S.                      Leverage
    dollar relative to other currencies. If a Fund sells a put                   Foreign Investment
    option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S.
    government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

    PREFERRED STOCKS:  Equity securities that generally pay          1-4               Market
    dividends at a specified rate and take precedence over
    common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

    REAL ESTATE INVESTMENT TRUSTS (REITS):  REITs are real           1,2           Interest Rate
    estate investment trusts that lease, operate, and finance                        Liquidity
    commercial real estate.                                                            Market

    REPURCHASE AGREEMENTS:  The purchase of a security and the       1-4               Market
    simultaneous commitment to return the security to the seller                      Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    REVERSE REPURCHASE AGREEMENTS:  The sale of a security and       1-4               Market
    the simultaneous commitment to buy the security back at an                        Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

    RESTRICTED SECURITIES:  Securities not registered under the      1-4             Liquidity
    Securities Act of 1933, such as privately placed commercial                        Market
    paper and Rule 144A securities.

    SECURITIES LENDING:  The lending of up to 33 1/3% of the         1-4               Market
    Fund's total assets. In return the Fund will receive cash,                        Leverage
    other securities and/or letters of credit.                                       Liquidity
                                                                                       Credit

    TIME DEPOSITS:  Non-negotiable receipts issued by a bank in      1-4             Liquidity
    exchange for a deposit of money.                                                   Credit
                                                                                       Market

    TREASURY RECEIPTS:  Treasury receipts, Treasury investment       1-4               Market
    growth receipts, and certificates of accrual of Treasury
    securities.

    UNIT INVESTMENT TRUSTS:  A type of investment vehicle,           1-4               Market
    registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided
    interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they
    invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

                    [MAGNIFYING GLASS ICON]
 INVESTMENT PRACTICES


                                                                    FUND CODE        RISK TYPE
                                                                    ---------    ------------------
    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by         1-4               Market
    agencies and instrumentalities of the U.S. government. These                       Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.

    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately      1-4               Market
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.

    VARIABLE AND FLOATING RATE INSTRUMENTS:  Obligations with        1-4               Credit
    interest rates that are reset daily, weekly, quarterly or on                     Liquidity
    some other schedule. Such instruments may be payable to a                          Market
    Fund on demand.

    WARRANTS:  Securities that give the holder the right to buy      1-4               Market
    a proportionate amount of common stock at a specified price.                       Credit
    Warrants are typically issued with preferred stock and
    bonds.

    WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED          1-4               Market
    DELIVERY TRANSACTIONS:  A purchase of, or contract to                             Leverage
    purchase, securities at a fixed price for delivery at a                          Liquidity
    future date. The portfolio managers of each Fund expect that                       Credit
    commitments to enter into forward commitments or purchase
    when-issued securities will not exceed 25% of the Fund's
    total assets.

    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar           2                Market
    denominated bonds issued by foreign corporations or                                Credit
    governments. Sovereign bonds are those issued by the
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

    ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other types of debt     1,2               Credit
    that pay no interest, but are issued at a discount from                            Market
    their value at maturity. When held to maturity, their entire                    Zero Coupon
    return equals the difference between their issue price and their maturity value.

                                    [ICON]
 ADDITIONAL INVESTMENT PRACTICES AND RISKS

                           GLOSSARY OF INVESTMENT RISKS

   This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

   FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

   HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

   INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

   LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be

                                    [ICON]
 ADDITIONAL INVESTMENT PRACTICES AND RISKS

   embedded directly in the characteristics of other securities.

   LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

   MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

   POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.


   PREPAYMENT RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. As a result, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.


   REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

More information about the Funds is available free upon request, including the following:

STATEMENT OF ADDITIONAL INFORMATION
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

THE HUNTINGTON NATIONAL BANK, a subsidiary of Huntington Bancshares, Incorporated, is the Adviser Administrator and Custodian for the Huntington Funds.

SEI INVESTMENTS DISTRIBUTION CO. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of the Statement of Additional Information, other information or for any other inquiries:

CALL 1-800-253-0412

WRITE
Huntington Funds
P.O. Box 8526
Boston, MA 02266-8526

LOG ON TO THE INTERNET
The Huntington Funds' web site is at http://www.huntingtonfunds.com. The SEC's web site, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

CONTACT THE SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternately, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration is 811-5010.


                            [HUNTINGTON FUNDS LOGO]

             HUNTINGTON FUNDS SHAREHOLDER SERVICES: 1-800-253-0412 HUNTINGTON INVESTMENT COMPANY, MEMBER NASD/SIPC: 1-800-322-4600

--------------------------------------------------------------------------------
o Not FDIC Insured             o No Bank Guarantee              o May Lose Value
--------------------------------------------------------------------------------

1400076                                                    SEC File No. 811-5010

                              THE HUNTINGTON FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 1, 2001

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the Huntington Dividend Capture Fund, the Huntington International Equity Fund, the Huntington Mid Corp America Fund, and the Huntington New Economy Fund, each of which is dated March 1, 2001, (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-253-0412. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
HIGHMARK FUNDS............................................................................1

INVESTMENT OBJECTIVES AND POLICIES........................................................2

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS...........................................2
         Equity Securities................................................................2
         Debt Securities..................................................................2
         Convertible Securities...........................................................2
         Asset-Backed Securities (non-mortgage)...........................................3
         Bank Instruments.................................................................4
         Commercial Paper and Variable Amount Master Demand Notes.........................4
         Lending of Portfolio Securities..................................................5
         Repurchase Agreements............................................................5
         Reverse Repurchase Agreements....................................................6
         U.S. Government Obligations......................................................6
         Adjustable Rate Notes............................................................7
         Shares of Mutual Funds...........................................................7
         When-Issued Securities and Forward Commitments...................................8
         Zero-coupon Securities...........................................................8
         Options (Puts and Calls) on Securities...........................................8
         Covered Call Writing.............................................................9
         Purchasing Call Options.........................................................10
         Purchasing Put Options..........................................................10
         Options in Stock Indices........................................................10
         Risk Factors in Options Transactions............................................12
         Futures Contracts on Securities and Related Options.............................12
         Futures Contracts on Securities.................................................13
         Options on Securities' Futures Contracts........................................14
         Risk of Transactions in Securities' Futures Contracts and Related Options.......14
         Index Futures Contracts.........................................................15
         Options on Index Futures Contracts..............................................16
         Foreign Investment67............................................................16
         Foreign Currency Transactions...................................................18
         Transaction Hedging.............................................................18
         Position Hedging................................................................18
         Currency Forward and Futures Contracts..........................................19
         General Characteristics of Currency Futures Contracts...........................20
         Foreign Currency Options........................................................21
         Foreign Currency Conversion.....................................................21

         Index-Based Investments.........................................................22
         Small Cap/Special Equity Situation Securities...................................22
         Money Market Instruments........................................................23
         Treasury Receipts...............................................................23
         Illiquid Securities.............................................................24
         Restricted Securities...........................................................24

INVESTMENT RESTRICTIONS..................................................................24
         Voting Information..............................................................27

PORTFOLIO TURNOVER.......................................................................27

VALUATION................................................................................27
         Valuation of the Equity Funds and the Fixed Income Funds........................28

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................................29
         Other Purchase Information......................................................30
         Payment in Kind.................................................................30
         Sales Charge Reductions (Investment A Shares)...................................31
         Other Exchange Information......................................................32
         Other Redemption Information....................................................32
         Additional Federal Tax Information..............................................33
         Foreign Taxes...................................................................36
         Dividends and Distributions.....................................................36

MANAGEMENT OF HIGHMARK FUNDS.............................................................36
         Trustees and Officers...........................................................36
         Code of Ethics..................................................................40
         Investment Adviser..............................................................40
         The Sub-Advisers................................................................42
         Portfolio Transactions..........................................................42
         Brokerage Allocation and Other Practices........................................43
         Administrator and Sub-Administrator.............................................44
         Administrative Services Agreement...............................................45
         Glass-Steagall Act..............................................................45
         Expenses........................................................................46
         Distributor.....................................................................46
         Distribution Plan (12b-1 Fees)..................................................47
         Transfer Agent and Custodian Services...........................................48
         Auditor.........................................................................48
         Legal Counsel...................................................................49

ADDITIONAL INFORMATION...................................................................49
         Description of Shares...........................................................49

         Calculation of Performance Data.................................................50
         Miscellaneous...................................................................52
         Principal Holders of Securities.................................................53

APPENDIX.................................................................................54

FINANCIAL STATEMENTS.....................................................................60

                       STATEMENT OF ADDITIONAL INFORMATION

                              THE HUNTINGTON FUNDS

The Huntington Funds (the "Trust") is an open-end management investment company consisting of sixteen separate Funds with separate investment objectives and policies. This Statement of Additional Information relates to the following funds: the Huntington Dividend Capture Fund, the Huntington International Equity Fund, the Huntington Mid Corp America Fund, and the Huntington New Economy Fund (collectively, the "Funds"). Each of these Funds is diversified and offers Investment A Shares, Investment B Shares, and Trust Shares. As of the date of this Statement of Additional Information, the Funds are not being offered for sale in Delaware, Idaho, Iowa, Mississippi, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Dakota, Puerto Rico, Rhode Island, South Dakota, or Vermont. The Trust was organized as a Massachusetts business trust on February 10, 1987 and, prior to January 1, 1999, was known as The Monitor Funds.

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in units of beneficial interest ("Shares") of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement the investment objectives and policies of each Fund of the Trust as set forth in the respective Prospectus for that Fund.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         1. Equity Securities. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         2. Debt Securities. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, Huntington National Bank (the "Adviser") will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

         Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

         From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa.

         3. Convertible Securities. Consistent with its objective policies and restrictions, each Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities.

Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

         Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

         Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.


         The Funds will not purchase convertible preferred stock unless it has been rated as investment grade at the time of acquisition by a NRSRO or that is not rated but is determined to be of comparable quality by the Adviser.


         4. Asset-Backed Securities (non-mortgage). Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

         The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

         5. Bank Instruments. Consistent with its investment objective, policies, and restrictions, each Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

         6. Commercial Paper and Variable Amount Master Demand Notes. Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         7. Lending of Portfolio Securities. In order to generate additional income, each Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by the Adviser, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

         8. Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and from registered broker-dealers that the Adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and Huntington National Bank ( the "Custodian"), with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Trust's Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         9. Reverse Repurchase Agreements. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         10. U.S. Government Obligations. Each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

         11. Adjustable Rate Notes. Consistent with its investment objective, policies, and restrictions, each Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

         12. Shares of Mutual Funds. Each Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to the Trust by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of the Trust, and may include registered investment companies for which the Adviser or Sub-Adviser to a Fund of the Trust, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of the Trust, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

         13. When-Issued Securities and Forward Commitments. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

         When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, the Trust's custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.


         The Funds (EXCEPT THE INTERNATIONAL EQUITY FUND) expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.


         14. Zero-coupon Securities. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method.

         15. Options (Puts and Calls) on Securities. Each Fund may buy and sell options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

         There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         16. Covered Call Writing. Each Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         17. Purchasing Call Options. The Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

         18. Purchasing Put Options. Each Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         19. Options in Stock Indices. The Funds may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

         20. Risk Factors in Options Transactions. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser or, where applicable, the Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if its Adviser or, where applicable, the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         21. Futures Contracts on Securities and Related Options. The Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund.

         22. Futures Contracts on Securities. The Funds will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

         A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission
(CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. A Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         23. Options on Securities' Futures Contracts. The Funds will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.

         24. Risk of Transactions in Securities' Futures Contracts and Related Options. Successful use of securities' futures contracts by a Fund is subject to the ability of the Adviser or, where applicable, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         25. Index Futures Contracts. The Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

         An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

         A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

         The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Funds' intention to qualify as such.

         26. Options on Index Futures Contracts. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.


         27. Foreign Investment. Certain of the Funds may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in DEPOSITARY RECEIPTS. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

         The International Equity Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

         Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

         Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.


         28. Foreign Currency Transactions. Under normal market conditions, the International Equity Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Equity Fund MAY engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and the Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.


         29. Transaction Hedging. When it engages in transaction hedging, the International Equity Fund enters into foreign currency transactions with respect to specific receivables or payables of the International Equity Fund, generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Although there is no current intention to do so, the International Equity Fund reserves the right to purchase and sell foreign currency futures contracts which are traded in the United States and are subject to regulation by the CFTC.

         For transaction hedging purposes the International Equity Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         30. Position Hedging. When it engages in position hedging, the International Equity Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the International Equity Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         31. Currency Forward and Futures Contracts. Consistent with its investment objective and policies, the International Equity Fund may invest in currency forward and futures contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. The Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

         Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin, as described below.

         A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, the Adviser and Sub-Adviser believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served.

         When the Adviser and Sub-Adviser believe that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund may realize a gain or loss from currency transactions.

         32. General Characteristics of Currency Futures Contracts. When the International Equity Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the International Equity Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         33. Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the International Equity Fund's Sub-Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market, and thus may not reflect relatively smaller transactions (less than $1 million), where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

         34. Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the International Equity Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


         35. Index-Based Investments. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), WORLD EQUITY BENCHMARK SHARES ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.


         A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

         Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         36. Small Cap/Special Equity Situation Securities. Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

         37. Money Market Instruments. Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

         38. Treasury Receipts. Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

         39. Illiquid Securities. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of the Trust and only if the investment would be permitted under applicable state securities laws.

         40. Restricted Securities. Each Fund has adopted a nonfundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by the Trust's Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).


         41. INTERESTS IN OTHER LIMITED LIABILITY COMPANIES. THE INTERNATIONAL EQUITY FUND MAY INVEST IN ENTITIES SUCH AS LIMITED PARTNERSHIPS, LIMITED LIABILITY COMPANIES, BUSINESS TRUSTS AND COMPANIES ORGANIZED OUTSIDE THE UNITED STATES WHICH MAY ISSUE SECURITIES COMPARABLE TO COMMON OR PREFERRED STOCK.

         42. REAL ESTATE INVESTMENT TRUSTS. THE DIVIDEND CAPTURE FUND AND THE INTERNATIONAL EQUITY FUND MAY INVEST IN REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITS ARE REAL ESTATE INVESTMENT TRUSTS THAT LEASE, OPERATE AND FINANCE COMMERCIAL REAL ESTATE. REITS ARE EXEMPT FROM FEDERAL CORPORATE INCOME TAX IF THEY LIMIT THEIR OPERATIONS AND DISTRIBUTE MOST OF THEIR INCOME. SUCH TAX REQUIREMENTS LIMIT A REIT'S ABILITY TO RESPOND TO CHANGES IN THE COMMERCIAL REAL ESTATE MARKET.


                             INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

EACH FUND:

                  1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  2. May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.

Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund in the aggregate (with each other and with all other mutual funds in the Trust) from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.


THE FOLLOWING INVESTMENT LIMITATIONS OF THE DIVIDEND CAPTURE FUND, THE MID CORP AMERICA FUND, AND THE INTERNATIONAL EQUITY FUND ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:

                  1. Invest in companies for the purpose of exercising control.

                  2. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the 1940 Act in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                  3. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the all Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

                  4. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions. THIS RESTRICTION DOES NOT APPLY TO THE INTERNATIONAL EQUITY FUND.


                  5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.


                  6. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.


         Voting Information. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund or a particular Class of Shares of the Trust or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

         A Fund's turnover rate is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.


THE PORTFOLIO TURNOVER FOR THE FUNDS IS ESTIMATED AS FOLLOWS:

DIVIDEND CAPTURE FUND               300%

INTERNATIONAL EQUITY FUND           300%

MID CORP AMERICA FUND               25%

NEW ECONOMY FUND                    40%



                                    VALUATION

         Net asset value is calculated as of the close of the New York Stock Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day,

Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and (iv) other civil holidays, such as Veterans' Day and Martin Luther King Day, when the Federal Reserve Banks or the financial markets are closed.

         VALUATION OF THE FUNDS

         Each of the Funds relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Each of the Equity Funds values its securities in calculating net asset value as follows. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last- reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over- the- counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. For the Income Funds, securities traded on a national securities exchange or in the over-the-counter market are valued at their last- reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

         Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

         For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with the Trust's Security Valuation Policy, the record keeper may seek a good faith fair value determination where an Authorized Pricing Service has provided a price. The Trust's Security Valuation Policy has also established a Pricing Committee which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

         If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

         The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Investment A Shares and Investment B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington Personal Banker.

         Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks. Individuals who receive Trust Shares as a result of a trust distribution or similar transaction or by operation of law, will be permitted to retain such shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

         Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

         In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

         In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. In such cases, the signature must be guaranteed by:

         o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;
         o a member of the New York, American, Midwest, or Pacific Stock Exchanges;
         o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Trust does not accept signatures guaranteed by a notary public. In the future, the Trust may elect to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust reserves the right to amend these standards at any time without notice.

OTHER PURCHASE INFORMATION

         Purchases of all classes of shares are made at net asset value, plus (for Investment A Shares only) any applicable sales charge. All purchases are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

         If at any time the right to purchase shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

         Payment in Kind . In addition to payment by check, shares of a Fund may be purchased by customers of Huntington in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253- 0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review.

         Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time). Acceptance may occur on any day during the five-day period afforded Huntington to review the acceptability of the securities. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

         The value of the securities to be exchanged and of the shares of the Fund may be higher or lower on the day Fund shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for shares of the Fund will depend on the value of the securities and the net asset value of Fund shares next determined following acceptance on the day Fund shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.


         A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which have an ex-dividend date (interval between the announcement of a dividend and the payment of the next dividend) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.


         Sales Charge Reductions (Investment A Shares) . Sales charges applicable in purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these reductions should call the Trust.

         Accumulated Purchases. If an existing shareholder already owns Investment A Shares on which he or she paid a sales charge, the sales charge or any additional purchases will be reduced if the total amount of the purchases would make the investor eligible for a sales charge reduction.

         For example, a shareholder who purchased $150,000 worth of Investment A Shares in a Fund, the sales charge on an additional $150,000 purchase in that Fund would be the charge applicable to a $300,000 investment.

         Letter of Intent. An investor who signs a letter of intent to purchase within a 13-month period at least $100,000 worth of Investment A Shares in any Fund will be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the amount of the sales charge discount will be held in escrow by the Trust.

         For example, an investor who signs a letter of intent to purchase $100,000 in Investment A Shares of a Fund will only pay a 4.75% sales charge on all purchases made during the period which total at least $100,000 and will deposit 1.00% (the amount of the discount) in escrow.

         The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum initial investment of at least $25,000.

         A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

         Reinstatement Privilege. Every shareholder has a one-time right, within 30 days of redeeming Investment A Shares, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge. If the shareholder redeems Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.

         Concurrent Purchases. For purposes of qualifying for a sales charge reduction, an investor may combine concurrent purchases of Investment A Shares in two or more Equity or Income Funds. For example, if an investor concurrently purchases Investment A Shares in one Fund totaling $30,000 and Investment A Shares in another Fund totaling $70,000, the sales charge will be reduced for each investment as if $100,000 had been invested in each Fund.

         To receive this sales charge reduction, the applicable Huntington Group member must be notified in writing by the shareholder at the time the concurrent purchases are made.

OTHER EXCHANGE INFORMATION

         Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

         Unless otherwise specified in writing, the existing registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

         Exchanges will not be available for shares purchased by check until the check has cleared.

OTHER REDEMPTION INFORMATION

         Redemptions of all classes of shares are made at net asset value, less (for Investment B Shares only) any applicable CDSC. If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original shares.

         If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o Huntington National Bank, 41 South High Street (HC 1116), Columbus Ohio 43287, Attention: Investor Services.

         Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.

         ADDITIONAL FEDERAL TAX INFORMATION

         Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

         Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or in Fund shares through automatic reinvestment. Any dividend declared by a Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

         Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

         Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

         If a Fund Shareholder borrows money to buy Fund Shares, such Shareholder may not deduct the interest on that loan. Under Internal Revenue Service rules, Fund Shares may be treated as having been bought with borrowed money even if the purchase of the Fund Shares cannot be traced directly to borrowed money.

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

         The foregoing discussion under "Federal Taxation" is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

         FOREIGN TAXES

         Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

         DIVIDENDS AND DISTRIBUTIONS

         Each of the Funds will declare and distribute dividends from net investment income of each class of shares, if any, and will distribute its net realized capital gains, with respect to each class of shares, if any, at least annually.

                       MANAGEMENT OF THE HUNTINGTON FUNDS

         TRUSTEES AND OFFICERS

         Overall responsibility for management of each Fund rests with the Trustees of the Trust, who are elected by the Trust's Shareholders. There are currently three Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act.

         The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

         The Trustees and officers of the Trust, their addresses and principal occupations during the past five years are set forth below.

                                              POSITION(S) HELD WITH          PRINCIPAL OCCUPATION
NAME AND ADDRESS                              THE HUNTINGTON FUNDS           DURING PAST 5 YEARS
----------------                              --------------------           -------------------
DAVID S. SCHOEDINGER                          TRUSTEE                        CHAIRMAN OF THE BOARD, SCHOEDINGER
229 EAST STATE STREET                                                        FUNERAL SERVICE; SCHOEDINGER FINANCIAL
COLUMBUS, OHIO                                                               SERVICES, INC.; PAST PRESIDENT, BOARD
BIRTH DATE:  NOVEMBER 27, 1942                                               OF DIRECTORS OF NATIONAL SELECTED
                                                                             (1992-1993).

JOHN M. SHARY                                 TRUSTEE AND CHAIRMAN OF THE    RETIRED; FORMERLY: MEMBER, BUSINESS
3097 WALDEN RAVINE                            BOARD                          ADVISORY BOARD, DPEC-DATA PROCESSING
COLUMBUS, OHIO  43321                                                        EDUCATION CORP. (1993-1996); MEMBER,
BIRTH DATE:  NOVEMBER 28, 1930                                               BUSINESS ADVISORY BOARD, HUBLINK, INC.
                                                                             (1993-1997); MEMBER, BUSINESS ADVISORY
                                                                             BOARD, MIRATEL CORPORATION (1993-1995);
                                                                             MEMBER, BOARD OF DIRECTORS, APPLIED
                                                                             INFORMATION TECHNOLOGY RESEARCH CENTER
                                                                             (1987-1990); MEMBER, BOARD OF DIRECTORS, AIT
                                                                             (1987-1990); CHIEF FINANCIAL OFFICER OF OCLC
                                                                             ONLINE COMPUTER LIBRARY CENTER, INC.
                                                                             (1978-1993).

THOMAS J. WESTERFIELD                         TRUSTEE                        OF COUNSEL, CORS & BASSETT (LAW FIRM)
7724 WESTWIND                                                                SINCE 1993.
CINCINNATI, OH 45242
BIRTH DATE: APRIL 19, 1955


WILLIAM R. WISE                               TRUSTEE                        RETIRED; FORMERLY, CORPORATE DIRECTOR
613 VALLEY FORGE COURT                                                       OF FINANCIAL SERVICES AND TREASURER,
WESTERVILLE, OHIO                                                            CHILDREN'S HOSPITAL, COLUMBUS, OHIO;
BIRTH DATE:  OCTOBER 20, 1931                                                ASSOCIATE EXECUTIVE DIRECTOR AND
                                                                             TREASURER, CHILDREN'S HOSPITAL,
                                                                             COLUMBUS, OHIO 1985-1989).

JAMES R. FOGGO                                PRESIDENT AND CHIEF            VICE PRESIDENT AND ASSISTANT SECRETARY
ONE FREEDOM VALLEY ROAD                       EXECUTIVE OFFICER              OF SEI SINCE 1998.  ASSOCIATE, PAUL
OAKS, PENNSYLVANIA  19456                                                    WEISS, RIFKIND,

BIRTH DATE:  JUNE 30, 1964                                                   WHARTON & GARRISON (1998).  ASSOCIATE,
                                                                             BAKER & MCKENZIE (1995-1998).
                                                                             ASSOCIATE, BATTLE FOWLER L.L.P.
                                                                             (1993-1995).

JOHN LEVEN                                    TREASURER AND CHIEF            DIRECTOR OF FUNDS ACCOUNTING OF SEI
ONE FREEDOM VALLEY ROAD                       FINANCIAL OFFICER              INVESTMENTS MUTUAL FUNDS SERVICES SINCE
OAKS, PENNSYLVANIA  19456                                                    MARCH 1999; DIVISION CONTROLLER, FIRST
BIRTH DATE:  JANUARY 2, 1957                                                 DATA CORP. FROM 1998 TO 1999; CORPORATE
                                                                             CONTROLLER, FPS SERVICES, A MUTUAL FUND
                                                                             SERVICING COMPANY, FROM 1993 TO 1998.

TODD CIPPERMAN                                VICE PRESIDENT AND             GENERAL COUNSEL OF SEI INVESTMENTS
ONE FREEDOM VALLEY ROAD                       ASSISTANT SECRETARY            SINCE 2000; VICE PRESIDENT AND
OAKS, PENNSYLVANIA  19456                                                    ASSISTANT SECRETARY OF SEI INVESTMENTS
BIRTH DATE:  FEBRUARY 14, 1966                                               SINCE 1995; ASSOCIATE ATTORNEY WITH
                                                                             DEWEY BALLANTINE (1994-1995); ASSOCIATE
                                                                             ATTORNEY WITH WINSTON & STRAWN
                                                                             (1991-1994).

LYDIA A. GAVALIS                              VICE PRESIDENT AND             VICE PRESIDENT AND ASSISTANT SECRETARY
ONE FREEDOM VALLEY ROAD                       ASSISTANT SECRETARY            OF SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PENNSYLVANIA  19456                                                    SINCE 1998; ASSISTANT GENERAL COUNSEL
BIRTH DATE:  JUNE 5, 1964                                                    AND DIRECTOR OF ARBITRATION,
                                                                             PHILADELPHIA STOCK EXCHANGE FROM
                                                                             1989-1998.

TIMOTHY D. BARTO                              VICE PRESIDENT AND             VICE PRESIDENT AND ASSISTANT SECRETARY
ONE FREEDOM VALLEY ROAD                       ASSISTANT SECRETARY            OF SEI INVESTMENTS SINCE 1999;
OAKS, PENNSYLVANIA  19456                                                    ASSOCIATE AT DECHERT, PRICE & RHOADS
BIRTH DATE:  MARCH 28, 1968                                                  FROM 1997-1999; ASSOCIATE AT RICHTER,
                                                                             MILLER & FINN FROM 1994-1997.

CHRISTINE M. MCCULLOUGH                       VICE PRESIDENT AND             VICE PRESIDENT AND ASSISTANT SECRETARY
ONE FREEDOM VALLEY ROAD                       ASSISTANT SECRETARY            OF SEI INVESTMENTS SINCE 1999;
OAKS, PENNSYLVANIA  19456                                                    ASSOCIATE AT WHITE

BIRTH DATE:  DECEMBER 5, 1960                                                AND WILLIAMS FROM 1991-1999.

WILLIAM E. ZITELLI, JR.                       VICE PRESIDENT AND ASSISTANT   VICE PRESIDENT AND ASSISTANT SECRETARY
ONE FREEDOM VALLEY ROAD                       SECRETARY                      OF SEI INVESTMENTS SINCE AUGUST 2000;
OAKS, PENNSYLVANIA  19456                                                    VICE PRESIDENT AT MERRILL LYNCH & CO.
BIRTH DATE: JUNE 14, 1968                                                    ASSET MANAGEMENT GROUP (1998-2000);
                                                                             ASSOCIATE AT PEPPER HAMILTON LLP
                                                                             (1997-1998); ASSOCIATE AT REBOUL,
                                                                             MACMURRAY, HEWITT, MAYNARD & KRISTOL
                                                                             (1994-1997).



         The Trustees of the Trust receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from the Trust for serving as a Trustee and/or officer. SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Sub-Administrator" and "Distributor" below. Messrs. Foggo, Cipperman, Barto and Mmes. Gavallis and McCullough are employees and officers of SEI Investments Company. While SEI Investments Mutual Funds Services is a distinct legal entity from SEI Investments Distribution Co., SEI Investments Mutual Funds Services is considered to be an affiliated person of SEI Investments Distribution Co. under the 1940 Act due to, among other things, the fact that SEI Investments Distribution Co. and SEI Investments Mutual Funds Services are both controlled by the same ultimate parent company, SEI Investments Company.

         During the fiscal year ended December 31, 2000, fees paid to the disinterested Trustees for their services to The Huntington Funds as Trustees aggregated $47,500. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended December 31, 2000 from The Huntington Funds:



                (1)                (2)                      (3)                   (4)                   (5)
              Name of           Aggregate               Pension or         Estimated Annual     Total Compensation
              Trustee         Compensation              Retirement           Benefits Upon           from Fund
                               from Group            Benefits Accrued         Retirement          Complex Paid to
                                                      as Part of Fund                                Trustees
                                                         Expenses
              -------         ------------               --------             ----------             ----------
David S. Schoedinger           $14,500.00                  None                  None                $14,500.00

John M. Shary                  $18,500.00                  None                  None                $18,500.00

William R. Wise                $14,500.00                  None                  None                $14,500.00

THOMAS J. WESTERFIELD*         $        0                  NONE                  NONE                $        0




*MR. WESTERFIELD JOINED THE HUNTINGTON FUNDS BOARD ON JANUARY 24, 2001.

         During the fiscal year ended December 31, 2000, fees paid to the disinterested Trustees for their services to The Huntington VA Funds as Trustees aggregated $9,375. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended December 31, 2000 from The VA Huntington Funds:


                (1)                (2)                      (3)                   (4)                   (5)
              Name of           Aggregate               Pension or         Estimated Annual     Total Compensation
              Trustee         Compensation              Retirement           Benefits Upon           from Fund
                               from Group            Benefits Accrued         Retirement          Complex Paid to
                                                      as Part of Fund                                Trustees
                                                         Expenses
              -------         ------------               --------             ----------             --------
David S. Schoedinger           $3,125.00                   None                  None               $3,125.00

John M. Shary                  $3,125.00                   None                  None               $3,125.00.

William R. Wise                $3,125.00                   None                  None               $3,125.00

THOMAS J. WESTERFIELD*         $       0                   NONE                  NONE               $       0



*MR. WESTERFIELD JOINED THE HUNTINGTON FUNDS BOARD ON JANUARY 24, 2001.


         The Declaration of Trust of the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

         CODE OF ETHICS

         The Trust, Huntington Bank, Federated Investment Management Company, and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

         INVESTMENT ADVISER


         Huntington National Bank is the investment adviser to each of the Funds of the Trust. It is an indirect, wholly- owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $28.6 billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

         Under the investment advisory agreement between the Trust and Huntington (the "Investment Advisory Agreements"), Huntington, at its expense, furnishes a continuous an investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By- laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

         Each of the Funds pays advisory fees to Huntington based on a percentage of its average daily net assets as specified in the Investment Advisory Agreement. During the fiscal year ended December 31, 2001, Huntington expects to collect the following fees:

Dividend Capture Fund                       0.75%
International Equity Fund                   1.00%
Small/Mid Cap Fund                          0.75%
New Economy Fund                            0.85%

         Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

         The Investment Advisory Agreement provides that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

         The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreement also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreement provides that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

         From time to time, the Adviser may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on Investment A Shares or Investment B Shares of the Funds.

         Because of the internal controls maintained by Huntington to restrict the flow of non- public information, the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.

         THE SUB-ADVISER

         The Adviser and Federated Global Investment Management Corp. ("FGIM") have entered into a sub-advisory agreement which relates to the International Equity Fund. Under its sub-advisory agreement, FGIM is entitled to a fee according to the schedule listed below which accrues daily and will be paid monthly on or before the last business day of the next succeeding calendar month. This fee is paid by the Adviser, and FGIM receives no fees directly from the International Equity Fund.


          NAME OF SERIES                                       ASSETS                         ANNUAL SUBADVISORY FEE
          --------------                                       ------                         ----------------------
HUNTINGTON INTERNATIONAL EQUITY FUND                           FIRST $100 MILLION             0.65% OF AVERAGE DAILY
                                                                                              NET ASSETS

                                                               NEXT $50 MILLION               0.50% OF AVERAGE DAILY
                                                                                              NET ASSETS

                                                               OVER $150 MILLION              0.35% OF AVERAGE DAILY
                                                                                              NET ASSETS


         PORTFOLIO TRANSACTIONS

         Huntington may place portfolio transactions with broker- dealers which furnish, without cost, certain research, statistical, and quotation services of value to Huntington and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by Huntington. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Huntington to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Huntington in the interest of achieving the most favorable net results for the Trust.

         As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

         BROKERAGE ALLOCATION AND OTHER PRACTICES

         Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over- the- counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark- up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         Huntington places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, Huntington, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker- dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker- dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Huntington receives research, statistical, and quotation services from many broker- dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Huntington and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to Huntington is not reduced because Huntington and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, Huntington may cause a Fund to pay a broker- dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. Huntington's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

         This section normally would include a table showing brokerage commissions paid for each Fund. Because the Funds have not yet been in operation for a full calendar year, the table is not shown.

         ADMINISTRATOR AND SUB-ADMINISTRATOR

         Huntington is the administrator of the Trust. Pursuant to its Administration Agreement, Huntington provides the Trust with administrative services, regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and such other services as the Trustees may, from time to time, reasonably request and Huntington shall, from time to time, reasonably determine to be necessary to perform its obligations under the Administration Agreement. In addition, Huntington provides fund accounting and related portfolio accounting services under the Administration Agreement. For its administrative services, Huntington receives an annual fee, computed daily and paid monthly, of 0.11% of each Fund's average daily net assets. For its fund accounting services, Huntington receives an annual fee, computed daily and paid monthly, of 0.03% of each Fund's average daily net assets.

         The Administration Agreement became effective on December 20, 1999, and will continue in effect for a period of five years, and thereafter will continue for successive one-year periods, unless terminated by either party on not less than 60 days' prior written notice. Under certain circumstances, the Administration Agreement may be terminated on 45 days' prior written notice or immediately by the Trust without prior notice. The Administration Agreement provides that Huntington shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the disregard by Huntington of its obligations and duties thereunder.

         From January 12, 1998 to December 20, 1999, Huntington served as administrator of the Trust pursuant to an Administration Agreement dated January 12, 1998. Prior to January 12, 1998, the Trust had retained SEI Investments Mutual Funds Services ("SEI"), an affiliate of SEI Investments Company as its administrator since January 11, 1996.

         Huntington has entered into a Sub- Administration Agreement with SEI pursuant to which SEI provides certain administrative and fund accounting services to the Trust. Under this

Agreement, Huntington will pay to SEI a periodic fee at an annual rate of 0.08% of the average daily net assets of all Funds.

         Normally this section would include a table showing the administrative fees paid pursuant to the applicable administration agreement. Because the Funds have not been in operation for a full calendar year, the table is not shown.

         ADMINISTRATIVE SERVICES AGREEMENT

         The Trust has entered into an Administrative Services Agreement with Huntington pursuant to which Huntington will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to,
(i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

         In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value of such Shares of each Fund. Huntington has contractually agreed to waive such fees to the rate of 0.10% of average daily net assets for each of the Funds through April 30, 2001.

         The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.

         GLASS-STEAGALL ACT

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

         EXPENSES

         The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

         DISTRIBUTOR

         SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, is the Distributor (principal underwriter) of the Funds. SEI Distribution is an affiliated person of SEI, the Trust's sub-administrator. Under a Distribution Agreement with SEI Investments Distribution Co. the Distributor, sells and distributes shares of each of the Funds on a continuous basis, but is not obligated to sell any specific amount of shares of any Fund. Any front-end sales charges paid by an investor on the sale of Investment A Shares and any contingent deferred sales charges ("CDSCs") on the redemption of Investment B Shares are collected by the Distributor. The Distributor reallows up to 90% of front-end sales charges.

         The Distribution Agreement may be terminated at any time as to any Fund on not more than 60 days' notice by vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party or by the vote of a majority of the outstanding voting securities of the Fund.

         DISTRIBUTION PLAN (12b-1 FEES)

         Consistent with Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan pursuant to which the Distributor receives fees from the Funds in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to holders of such share classes. The Trust expects that the distribution efforts funded through the use of 12b-1 fees will increase assets and therefore reduce Fund expenses through economies of scale, and provide greater opportunities for diversified investments.

         In accordance with the Distribution Plan, the Distributor may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment A Shares and/or Investment B Shares of the Funds. The Distributor may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment A Shares and/or Investment B Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of customer account cash balances; answering routine customer inquiries regarding Investment A Shares or Investment B Shares; assisting customers in changing dividend options, account designations, and addresses; and providing such other services as the Distributor may reasonably request in connection with investments in Investment A Shares or Investment B Shares. As of the date of this Statement of Additional Information, The Huntington Investment Company and Huntington have entered into agreements with the Distributor concerning the provision of administrative services to customers of The Huntington Group who purchase Investment A Shares or Investment B Shares of the Funds.

         Payments to the Distributor under the Distribution Plan are made regardless of expenses incurred by the Distributor in providing these services.

         For each of the Investment A Shares class and Investment B Shares class, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Investment A Shares or Investment B Shares (as applicable) of that Fund. The Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the fee payable thereunder for either Investment A Shares or Investment B Shares with respect to a Fund requires the approval of the holders of that Fund's Investment A Shares or Investment B Shares (as applicable). The Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to brokers, dealers and administrators pursuant to any agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         The Distribution Plan provides that it will continue in effect with respect to each Fund for successive one- year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of all the Trustees, cast in person at a meeting called for such purpose. For so long as the Distribution Plan remains in effect, the selection and nomination of those Trustees who are not interested persons of the Trust (as defined in the 1940
Act) shall be committed to the discretion of such independent persons.

         Normally this section would include a table showing the fees paid pursuant to the Distribution Plan. Because the Funds have not been in operation for a full calendar year, the table is not shown.

         TRANSFER AGENT AND CUSTODIAN SERVICES


         For each of the Funds, EXCEPT THE INTERNATIONAL EQUITY FUND, Huntington acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

         State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the transfer agent and dividend disbursing agent for the Trust AND AS THE CUSTODIAN FOR THE INTERNATIONAL EQUITY FUND.


         AUDITOR


         KPMG LLP, Two Nationwide Plaza, Columbus, Ohio 43215, will act as independent accountants for the funds.

         LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

         DESCRIPTION OF SHARES

         The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest, representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this Statement of Additional Information, the Trustees have established three classes of shares, known as Investment A Shares, Investment B Shares and Trust Shares, in the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund.

         Investment A Shares, Investment B Shares and Trust Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

         All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or (ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

         The rights of shareholders cannot be modified without a majority vote.

         The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two- thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

         Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

         Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

         Shareholder inquiries regarding Trust Shares should be directed to Huntington, 41 South High Street, Columbus, Ohio 43215, Attn: Investor Services.

         CALCULATION OF PERFORMANCE DATA

         From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Funds and the Adviser, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Funds and the Adviser. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Funds with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in the Trust's promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, Morningstar, Lipper, Inc., CDA/Wiesenberger Investment Company Services, SEI Investments, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes, BusinessWeek, Smart Money, American Banker, Fortune Magazine, Worth, Institutional Investor, Barron's National Business & Financial Weekly, Investor's Business Daily, Barron's, Pensions and Investments, Investment News, America Online, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Business Journal, Los Angeles Times, USA Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue

Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-253-0412 for current information concerning the performance of each of the Funds.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.


         Each Fund's respective average annual total return over periods of 1, 5 and 10 years (up to the life of Fund or Class) is calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. Specifically, these rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

         The performance figures relating to the Investment A Shares and Investment B Shares reflect the sales charge and distribution fees to which each Class is subject. Because only Investment A Shares and Investment B Shares bear the expense of the fee, if any, under the Distribution Plan and a sales charge, total return and yield relating to a Fund's Investment A Shares and Investment B Shares will be lower than that relating to the Funds' Trust Shares.

         This section normally would include a table showing the average total return for each Fund, computed as of December 31, 2000. Because the Funds have not been in operation for a full calendar year, the table is not shown.

         Because each class of Shares of a Fund has different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ. All performance information presented is based on past performance and does not predict future performance.

         MISCELLANEOUS

         The Trust's Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. The Trust is not required to hold meetings of Shareholders for the purpose of electing Trustees except that
(i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.



         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

PRINCIPAL HOLDERS OF SECURITIES


Information is NORMALLY provided regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of any Fund. BECAUSE the Funds have NOT COMMENCED OPERATIONS, the INFORMATION is NOT SHOWN.
[/R]

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG -TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):


         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.



         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



          Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



         Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):


AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:


AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                           - Leading market positions in well-established
                             industries.

                           - High rates of return on funds employed.

                           - Conservative capitalization structure with moderate
                             reliance on debt and ample asset protection.

                           - Broad margins in earnings coverage of fixed
                             financial charges and high internal cash generation.

                           - Well-established access to a range of financial
                             markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

 Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short -Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short -Term Debt Ratings


                  Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.


                  BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of thesE companies. Further, BankWatch does not suggest specific investment criteria for individual clients.


         The TBW Short -Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short -Term Rating apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short -Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                              FINANCIAL STATEMENTS

         Financial statements do not exist for the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, or the New Economy Fund as these funds are new to Huntington Funds.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

All Exhibits incorporated by reference relate to File Nos. 33-11905 and 811-5010 except as otherwise noted):

(a) Amended and Restated Declaration of Trust of the Registrant, including Amendments No. 1 and 2 thereto (previously filed as Exhibit 1 to Post-Effective Amendment No. 19 and incorporated herein by reference).

         (i) Amendment No. 3 to Amended and Restated Declaration of Trust (previously filed as Exhibit (a)(i) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(b) By-Laws of the Registrant (previously filed as Exhibit 2 to Post-Effective Amendment No. 19 and incorporated herein by reference).

(c)      See Declaration of Trust and By-Laws.

(d) (i) Investment Advisory Agreement, dated September 15, 1998, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the Money Market Fund, Ohio Municipal Money Market Fund (formerly Tax-Free Money Market Fund) and Ohio Tax-Free Fund (previously filed as Exhibit 5(i) to Post-Effective Amendment No. 26 and incorporated by reference herein).

         (ii) Investment Advisory Agreement, dated April 25, 1989, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund (previously filed as Exhibit 5(ii) to Post-Effective Amendment No. 26 and incorporated by reference herein).

         (iii) Investment Advisory Agreement, dated April 24, 1992, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the Mortgage Securities Fund (previously filed as Exhibit 5(i) to Post-Effective Amendment No. 19 and incorporated herein by reference).

         (iv) Investment Advisory Agreement, dated September 5, 1997, between the Registrant and The Huntington National Bank relating to the Michigan Tax-Free Fund (previously filed as Exhibit 5(iii) to Post-Effective Amendment No. 23 and incorporated herein by reference).

         (v) Investment Advisory Agreement, dated November 21, 1997, between the Registrant and The Huntington National Bank relating to the Intermediate Government Income Fund (previously filed as Exhibit 5(iv) to Post-Effective Amendment No. 24 and incorporated herein by reference).

         (vi) Investment Advisory Agreement, dated December 1, 1998, as restated April 26, 2000 between the Registrant and The Huntington National Bank relating to the Florida Tax-Free Money Fund (previously filed as Exhibit (d)(vi) to Post-Effective Amendment No. 33 and incorporated herein by reference).

                  (1) Sub-Advisory Agreement, dated April 26, 2000, between The Huntington National Bank and Fort Washington Investment Advisors, Inc. relating to the Florida Tax-Free Money Fund (previously filed as Exhibit (d)(vi)(1) to Post-Effective Amendment No. 33 and incorporated herein by reference).

         (vii) Form of Sub-Advisory Agreement between The Huntington National Bank and Federated Global Investment Management Corp relating to the Huntington International Equity Fund is filed herewith.


(e) Distribution Agreement, dated January 11, 1996, between the Registrant and SEI Investments Distribution Co. (formerly SEI Financial Services Company) (previously filed as Exhibit 6 to Post-Effective Amendment No. 20 and incorporated herein by reference).

(f)      Not applicable.

(g) Custodian Contract, dated January 27, 1993, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A. (previously filed as Exhibit 8 to Post-Effective Amendment No. 19 and incorporated herein by reference).

         (1) Amendment to Schedule A to Custodian Contract dated December 20, 1999 (previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 32 and incorporated herein by reference).

(h) (i) Transfer Agency and Service Agreement, dated January 1, 1998, between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit 9(i) to the Registration Statement on Form N-14, File No. 333-44511, and incorporated herein by reference).

                  (1) Amendment to Schedule A of Transfer Agency and Service Agreement (previously filed as Exhibit (h)(i)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

         (ii) Administration Agreement, dated December 20, 1999, between the Registrant and Huntington National Bank (previously filed as Exhibit
         (h)(ii) to Post-Effective Amendment No. 32 and incorporated herein by reference).

(i)      Opinion of Ropes & Gray is filed herewith.


(j)      (1)      Consent of Ropes & Gray is filed herewith.


(k)      Not applicable

(l) Initial Capital Understanding (previously filed as Exhibit 13 to Post-Effective Amendment No. 20 and incorporated herein by reference).

(m) Distribution and Shareholder Services Plan, as amended and restated April 26, 2000 (previously filed as Exhibit (m) to Post-Effective Amendment No. 33 and incorporated herein by reference).

(n) Multiple Class Plan as amended and restated April 26, 2000 (previously filed as Exhibit (o) to Post-Effective Amendment No. 33 and incorporated herein by reference).

(p)  (i) Code of Ethics of The Huntington Funds (previously filed as Exhibit
         (p)(i) to Post-Effective Amendment No. 33 and incorporated herein by reference).

    (ii) Code of Ethics of The Huntington National Bank (previously filed as Exhibit (p)(ii) to Post-Effective Amendment No. 33 and incorporated herein by reference).

   (iii) Code of Ethics of SEI Investments Distribution Co. (previously filed as Exhibit (p)(iii) to Post-Effective Amendment No. 33 and incorporated herein by reference).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.   INDEMNIFICATION

         The response to this Item is incorporated by reference to Registrant's Amendment No. 1 to Form N-14 filed February 3, 1998.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         THE ADVISER. Huntington National Bank ("Huntington") serves as investment adviser to the Registrant. Huntington is a wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage in business for HBI. Set forth below are the names and principal businesses of the directors and executive officers of Huntington.


NAME OF                                               PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF HUNTINGTON                  AT LEAST THE LAST TWO FISCAL YEARS
------------------------------------                  ----------------------------------
Friedrich K.M. Bohm, Director....................     Chairman, NBBJ East Limited Partnership

Douglas G. Borror, Director......................     President and Chief Executive Officer, Dominion Homes, Inc.

Richard A. Cheap.................................     Executive Vice President, General Counsel, Secretary and
                                                      Cashier, Huntington

Anne Creek, Treasurer............................     Treasurer, Huntington

Peter H. Edwards, Director.......................     Chairman, Edwards Companies

Douglas E. Fairbanks, Director...................     Retired; formerly Vice President, Ameritech

Ralph K. Frasier, Director.......................     Retired

NAME OF                                               PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF HUNTINGTON                  AT LEAST THE LAST TWO FISCAL YEARS
------------------------------------                  ----------------------------------
Peter E. Geier, Director.........................     President and Chief Operating Officer, Huntington

Elaine H. Hairston, Director.....................     Retired; formerly Chancellor, Ohio Board of Regents

Edgar W. Ingram III, Director....................     President and Chief Executive Officer, White Castle
                                                      Systems, Inc.

Pete A. Klisares, Director.......................     President and Chief Operating Officer, Karrington, Inc.

Robert W. Rahal, Director........................     President and Chief Executive Officer, Team Rahal, Inc.

John B. Schultze, Director.......................     Chairman, President and Chief Executive Officer, The
                                                      Lamson & Sessions Co.

Ronald J. Seiffert, Director.....................     Vice Chairman, Huntington

J. Richard Sisson, Director......................     Senior Vice President and Provost, The Ohio State
                                                      University

Rodney Wasserstrom, Director.....................     President and Chief Executive Officer, The Wasserstrom
                                                      Company

William J. Williams, Director....................     Retired; formerly Chairman, Huntington

William S. Williams, Director....................     Retired and formerly Vice Chairman and Chief Executive
                                                      Officer, The W.W. Williams Co., Inc.

Frank Wobst, Director............................     Chairman, President and Chief Executive Officer, HBI

Helen K. Wright, Director........................     Retired

         THE SUBADVISERS.

         FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Fort Washington"), a registered investment adviser, serves as subadviser to the Florida Tax-Free Money Fund. Fort Washington is an indirect wholly-owned subsidiary of The Western-Southern Life Insurance Company which provides life and health insurance, annuities, mutual funds, asset management, and related financial services. As a full service registered investment advisory firm, Fort Washington offers professional and comprehensive investment management services for foundations and endowments, corporate pension funds, insurance companies, mutual funds, colleges and universities, religious organizations and high net worth individuals.

The table below gives the name, address and principal occupation of each current director and principal officer of Fort Washington.

                                          POSITION WITH
NAME AND ADDRESS                          FORT WASHINGTON                          PRINCIPAL OCCUPATION
William J. Williams                       Chairman and Director                    Chairman of the Board of the
400 Broadway                                                                       Western and Southern Life
Cincinnati, OH 45202                                                               Insurance Company

William Francis Ledwin                    President and Director                   President and Director of
420 East Fourth Street                                                             Touchstone Advisors; Vice
Cincinnati, OH 45202                                                               President and Chief Investment
                                                                                   Officer of Columbus Life Insurance
                                                                                   Company; Senior Vice President and
                                                                                   Chief Investment Officer of The
                                                                                   Western and Southern Life Insurance
                                                                                   Company

James Vance                                Vice President and Treasurer            Vice President and Treasurer
400 Broadway                                                                       of The Western and Southern Life
Cincinnati, OH 45202                                                               Insurance Company

In addition to serving as sub-adviser to the Fund, Fort Washington serves as the sub-adviser to several other investment companies which are not affiliated with the Trust, including Touchstone Series Trust.

FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP. ("FGIM"), a registered investment adviser, serves as subadviser to the Huntington International Equity Fund Fund. FGIM and its subsidiaries advise approximately 176 mutual funds and separate accounts which totaled approximately $139.5 billion in assets as of December 31, 2000.

The table below gives the name, address and principal occupation of each current director and principal officer of FGIM.

NAME AND ADDRESS                    POSITION WITH FGIM
William D. Dawson, III*             Director & Executive Vice President
J. Christopher Donahue*             Director
Thomas R. Donahue                   Director

Henry A. Frantzen*                  Director & Executive Vice President
J. Thomas Madden*                   Director & Executive Vice President

Stephen F. Auth*                    Senior Vice President
Joseph M. Balestrino*               Senior Vice President
David A. Briggs*                    Senior Vice President
Jonathan C. Conley*                 Senior Vice President
Deborah A. Cunningham*
Michael P. Donnelly*                Senior Vice President
Linda A. Duessel*                   Senior Vice President
Mark E. Durbiano*                   Senior Vice President
James E. Grefenstette*              Senior Vice President
Jeffrey A. Kozemchak*               Senior Vice President
Sandra L. McInerney*                Senior Vice President
Susan M. Nason*                     Senior Vice President
Mary Jo Ochson*                     Senior Vice President
Robert J. Ostrowski*                Senior Vice President
Bernard A. Picchi*                  Senior Vice President
Peter Vutz*                         Senior Vice President

Alexandre de Bethmann*              Vice President
G. Andrew Bonnewell*                Secretary

Thomas R. Donahue*                  Treasurer


*The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser:

         SEI Investments Distribution Co. ("SEI") is the Distributor of the Registrant's shares. SEI also acts as distributor for the following other investment companies:

                  The Achievement Funds Trust
                  The Advisors' Inner Circle Fund
                  Alpha Select Funds
                  Amerindo Funds, Inc.
                  The Arbor Fund
                  ARK Funds
                  Armada Funds
                  Bishop Street Funds
                  CNI Charter Funds
                  CUFUND
                  The Expedition Funds
                  First American Funds, Inc.
                  First American Investment Funds, Inc.
                  First American Strategy Funds, Inc.
                  First Omaha Funds, Inc.
                  Friends Ivory Funds
                  HighMark Funds
                  Huntington VA Funds
                  Johnson Family Funds, Inc.
                  Millennium Funds, Inc.
                  The Nevis Fund, Inc.
                  Oak Associates Funds
                  The Armada Advantage Fund
                  The PBHG Funds, Inc.
                  PBHG Insurance Series Fund, Inc.
                  The Pillar Funds
                  Pitcairn Funds
                  SEI Asset Allocation Trust
                  SEI Daily Income Trust
                  SEI Index Funds
                  SEI Institutional Investments Trust
                  SEI Institutional Managed Trust
                  SEI Institutional International Trust
                  SEI Insurance Products Trust
                  SEI Liquid Asset Trust
                  SEI Tax Exempt Trust
                  STI Classic Funds

                  STI Classic Variable Trust
                  TIP Funds

SEI provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) Unless otherwise noted, the business address of each director or officer is One Freedom Valley Road, Oaks, Pennsylvania 19456:



                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     ----------------                       ---------------
Alfred P. West, Jr.                      Director and Chairman of the Board     None
                                         of Directors

Carmen V. Romeo                          Director                               None

Mark J. Held                             President and COO                      None

Gilbert L. Beebower                      Executive Vice President               None

Richard B. Lieb                          Director and Executive Vice President  None

Dennis J. McGonigle                      Executive Vice President               None

Robert M. Silvestri                      CFO and Treasurer                      None

Leo J. Dolan, Jr.                        Senior Vice President                  None

Carl A. Guarino                          Senior Vice President                  None

Jack May                                 Senior Vice President                  None

Hartland J. McKeown                      Senior Vice President                  None

Kevin P. Robins                          Senior Vice President                  None

Patrick K. Walsh                         Senior Vice President                  None

Robert Aller                             Vice President                         None

John D. Andersen                         Vice President and Managing            None
                                         Director

Timothy D. Barto                         Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     ----------------                       ---------------
Todd Cipperman                           Senior Vice President and              Vice President and Assistant
                                         General Counsel                        Secretary

James R. Foggo                           Vice President and Assistant           President and Chief Executive Officer
                                         Secretary

Robert Crudup                            Vice President and                     None
                                         Managing Director

Richard A. Deak                          Vice President and Assistant           None
                                         Secretary

Scott W. Dellorfano                      Vice President and Managing Director   None

Barbara Doyne                            Vice President                         None

Jeff Drennen                             Vice President                         None

Scott C. Fanatico                        Vice President and Managing Director   None

Steven A. Gardner                        Director                               None

Greg Gettinger                           Vice President and Assistant           None
                                         Secretary

Vic Galef                                Vice President and                     None
                                         Managing Director

Lydia A. Gavalis                         Vice President and                     Vice President and Assistant
                                         Assistant Secretary                    Secretary

Kathy Heilig                             Vice President                         None

Jeff Jacobs                              Vice President                         None

Samuel King                              Vice President                         None

Kim Kirk                                 Vice President and                     None
                                         Managing Director

John Kirk                                Vice President and Managing Director   None

John Krzeminski                          Vice President and                     None

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     ----------------                       ---------------
                                         Managing Director

Carolyn McLaurin                         Vice President and                     None
                                         Managing Director

Alan H. Lauder                           Vice President                         None

Paul Lonegran                            Vice President and Managing Director   None

Ellen Marquis                            Vice President                         None

Christine McCullough                     Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Mark Nagle                               Vice President                         None

Joanne Nelson                            Vice President                         None

Cynthia M. Parish                        Vice President and Secretary           None

Rob Redican                              Vice President                         None

Maria Rinehart                           Vice President                         None

Steve Smith                              Vice President                         None

Daniel Spaventa                          Vice President                         None

Kathryn L. Stanton                       Vice President                         None

Lori L. White                            Vice President and                     None
                                         Assistant Secretary

William E. Zitelli, Jr.                  Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Wayne M. Withrow                         Senior Vice President                  None


(c)      Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         SEI Investments Distribution Co.                     One Freedom Valley Road
         (Distributor and Sub-Administrator)                  Oaks, PA 19456

         Huntington National Bank                             Huntington Center
         (Adviser, Administrator & Custodian)                 41 South High Street
                                                              Columbus, OH 43287

         Fort Washington Investment Advisors, Inc.            420 East Fourth Street
         (Sub-Adviser)                                        Cincinnati, OH  45202

         State Street Bank and Trust                          Two Heritage Drive
         Company (Transfer Agent and                          Quincy, MA  02171
         Dividend Disbursing Agent)

         Federated Global Investment Management Corp.         Federated Investors Tower
         (Sub-Adviser)                                        1001 Liberty Avenue
                                                              Pittsburgh, Pennsylvania  15222-3779


ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 28th day of February, 2001.

                                            THE HUNTINGTON FUNDS

                                            By:      /s/ JAMES R. FOGGO*
                                               -------------------------
                                                     James R. Foggo, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                            TITLE                                               DATE
/s/ James R. Foggo*                             President and Chief Executive Officer               February 28, 2001
---------------------------                     (Principal Executive Officer)
James R. Foggo


/s/ John Leven*                                 Treasurer and Chief Financial Officer               February 28, 2001
---------------------------                     (Principal Financial and Accounting
John Leven                                      Officer)

/s/ David S. Schoedinger*                       Trustee                                             February 28, 2001
---------------------------
David S. Schoedinger


/s/ William R. Wise*                            Trustee                                             February 28, 2001
---------------------------
William R. Wise


/s/ John M. Shary*                              Trustee                                             February 28, 2001
---------------------------
John M. Shary

/s/ Thomas J. Westerfield*                      Trustee                                             February 28, 2001
---------------------------
Thomas J. Westerfield



*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney attached hereto.

By:  /s/ Alyssa Albertelli
   -----------------------
         Alyssa Albertelli
         Attorney-In-Fact

                                POWER OF ATTORNEY

         The undersigned, being the President and Chief Executive Officer of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a President and Chief Executive Officer or as an officer of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.


SIGNATURE                                   CAPACITY                            DATE
---------                                   --------                            ----
/s/ James R. Foggo                          President and Chief                 February 13, 2001
------------------                          Executive Officer
James R. Foggo

                                POWER OF ATTORNEY

         The undersigned, being the Treasurer and Chief Financial Officer of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an Controller, Treasurer and Chief Financial Officer of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                            DATE
---------                                   --------                            ----
/s/John Leven                               Treasurer and Chief                 December 6, 2000
--------------------                        Financial Officer
John Leven

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                            DATE
---------                                   --------                            ----
/s/ David S. Schoedinger                    Trustee                             December 7, 2000
------------------------
David S. Schoedinger

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                            DATE
---------                                   --------                            ----
/s/ William R. Wise                         Trustee                             December 11, 2000
---------------------------
William R. Wise

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                            DATE
---------                                   --------                            ----
/s/ John M. Shary                           Trustee                             December 8, 2000
-----------------
John M. Shary

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                            DATE
---------                                   --------                            ----
/s/ Thomas J. Westerfield                   Trustee                             February 8, 2001
-------------------------
Thomas J. Westerfield

                                  Exhibit Index
                                  -------------

Exhibit No.                                 Description                                         Page
-----------                                 -----------                                         ----
(d)(vii)          Form of Sub-Advisory Agreement with Federated

(i)               Opinion of Ropes & Gray.


(j)(1)            Consent of Ropes & Gray.
